                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-7170

                             TCW GALILEO FUNDS, INC.
               (Exact name of registrant as specified in charter)

          865 SOUTH FIGUEROA STREET, SUITE 1800, LOS ANGELES, CA 90017
                    (Address of principal executive offices)

                              PHILIP K. HOLL, ESQ.
                                    SECRETARY
                      865 SOUTH FIGUEROA STREET, SUITE 1800
                              LOS ANGELES, CA 90017
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (213) 244-0000

Date of fiscal year end: October 31

Date of reporting period: April 30, 2004

     Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

     A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1.   REPORT TO STOCKHOLDERS.

SEMI-ANNUAL REPORT


                                                        [TCW GALILEO FUNDS LOGO]

TCW GALILEO FUNDS

INTERNATIONAL FUNDS

ASIA PACIFIC EQUITIES

EMERGING MARKETS EQUITIES

EMERGING MARKETS INCOME

EUROPEAN GROWTH EQUITIES

SELECT INTERNATIONAL GROWTH EQUITIES


APRIL 30,2004

INTERNATIONAL

TCW Galileo Funds, Inc.

Table of Contents                                                 April 30, 2004

     Letter to Shareholders                                                    1

     Performance Summary                                                       2

     Schedules of Investments:

       TCW Galileo Asia Pacific Equities Fund                                  3

       TCW Galileo Emerging Markets Equities Fund                              7

       TCW Galileo Emerging Markets Income Fund                               12

       TCW Galileo European Growth Equities Fund                              16

       TCW Galileo Select International Growth Equities Fund                  20

     Statements of Assets and Liabilities                                     24

     Statements of Operations                                                 25

     Statements of Changes in Net Assets                                      26

     Notes to Financial Statements                                            28

     Financial Highlights                                                     37

     Proxy Voting Guidelines                                                  45

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

INTERNATIONAL

                                                        [TCW GALILEO FUNDS LOGO]

To Our Shareholders

     We are pleased to submit the April 30, 2004 semi-annual reports for the TCW Galileo Funds.

     TCW is committed to providing you with superior professional investment management and distinctive personal service through the TCW Galileo Funds. The Galileo Mutual Funds provide our clients with targeted investment strategies featuring daily liquidity, competitive management fees and no front-end loads, or deferred sales charges. The following page lists each Fund's investment performance.

     As we have said previously, we share our clients' concerns with the unacceptable conduct of some mutual fund industry participants over the past year. We want our investors to know that none of our mutual funds have been named in any of the regulatory complaints. Moreover, after extensive review, we are confident that TCW has appropriate policies and systems in place to prevent the kinds of harmful trading practices that have been exposed elsewhere.

     We take our fiduciary responsibilities seriously. Our commitment to act in the best interests of our clients runs through everything we do. In this regard, we are continuing to enforce and enhance our trading policies. We are not only complying with industry regulations but adhering to industry best practices and to our own highest standards.

     We introduced a new strategy to our clients, the TCW Galileo Growth Equities Fund, on March 1, 2004. This Fund is a diversified mid-cap growth strategy with the objective of capital appreciation. It is managed by Chris Ainley, Doug Foreman and Brendt Stallings. We are committed to keeping the expense ratio of this fund at or below the Lipper average for its category -- just as we do for all of our Galileo Funds.

     We thank you for your support and we look forward to assisting you in reaching your financial goals. Please call our Shareholders Services Department at (800) FUND-TCW (386-3829) or visit our website at www.tcw.com if you have any questions or would like further information on the TCW Galileo Funds.

     /s/ Marc I. Stern

     Marc I. Stern
     Chairman of the Board

     June 4, 2004

INTERNATIONAL

TCW Galileo Funds, Inc.

Performance Summary (Unaudited)                                   April 30, 2004

                                                                              TOTAL RETURN
                                                                   ANNUALIZED AS OF APRIL 30, 2004
                                                           -------------------------------------------------
                                                  NAV      1-YEAR     5-YEAR      10-YEAR    SINCE INCEPTION   INCEPTION DATE
                                                 ------    ------     ------      -------    ---------------   --------------
TCW Galileo Asia Pacific
   Equities Fund -- I Class                      $ 9.13    50.71%      6.42%       3.06%         7.13%(1)        04/01/93(2)
TCW Galileo Emerging Markets
    Equities Fund -- I Class                     $ 9.65    51.08%      7.86%       1.49%         4.05%(1)        06/01/93(2)
TCW Galileo Emerging Markets Income
   Fund -- I Class                               $ 7.53    10.45%     15.92%        N/A         11.09%(1)        09/04/96(2)
TCW Galileo Emerging Markets Income
   Fund -- N Class                               $ 7.61      N/A        N/A         N/A         (1.43)%(3)       03/01/04
TCW Galileo European Growth Equities
   Fund -- I Class                               $ 9.04    36.58%     (4.06)%       N/A          0.81%           11/01/97
TCW Galileo Select International Growth
   Equities Fund -- I Class                      $ 9.64    43.03%     (2.05)%      2.11%         3.43%(1)        12/01/93(2)
TCW Galileo Select International Growth
   Equities Fund -- N Class                      $ 9.64    43.03%       N/A         N/A         36.27%           02/01/03
TCW Galileo Select International Growth
   Equities Fund -- K Class                      $ 9.64    43.03%       N/A         N/A         24.81%           11/01/02

(1) PERFORMANCE DATA INCLUDES THE PERFORMANCE OF THE PREDECESSOR LIMITED PARTNERSHIP FOR PERIODS BEFORE TCW GALILEO FUNDS' REGISTRATION BECAME EFFECTIVE. THE PREDECESSOR LIMITED PARTNERSHIP WAS NOT REGISTERED UNDER THE INVESTMENT COMPANY ACT OF 1940, AS AMENDED ("1940 ACT"), AND, THEREFORE WAS NOT SUBJECT TO CERTAIN INVESTMENT RESTRICTIONS THAT ARE IMPOSED BY THE 1940 ACT. IF THE LIMITED PARTNERSHIP HAD BEEN REGISTERED UNDER THE 1940 ACT, THE LIMITED PARTNERSHIP'S PERFORMANCE MAY HAVE BEEN LOWER.
(2)  INCEPTION DATE OF THE PREDECESSOR LIMITED PARTNERSHIP.
(3) PERFORMANCE FOR THE PERIOD FROM MARCH 1, 2004 (COMMENCEMENT OF OFFERING OF N CLASS SHARES) THROUGH APRIL 30, 2004.

INTERNATIONAL

TCW Galileo Asia Pacific Equities Fund

Schedule of Investments (Unaudited)                               April 30, 2004

    NUMBER OF
     SHARES         COMMON STOCK                                                                             VALUE
------------------------------------------------------------------------------------------------------------------------
                    CHINA (5.3% OF NET ASSETS)
          740,000   PetroChina Company, Limited                                                        $         322,572
          148,000   Sinopec Shanghai Petrochemical Company, Limited, Class H                                      49,335
          260,000   Yanzhou Coal Mining Company, Limited                                                         243,340
                                                                                                       -----------------
                    TOTAL CHINA (COST: $674,347)                                                                 615,247
                                                                                                       -----------------
                    HONG KONG (24.9%)
           45,500   ASM Pacific Technology, Limited                                                              188,421
          166,000   China Oriental Group Company, Limited                                                         33,839*
          754,000   China Overseas Land & Investment, Limited                                                    125,670
          274,000   China Unicom, Limited                                                                        212,531
          202,000   Comba Telecom Systems Holdings, Limited                                                      121,721
          588,000   Denway Motors, Limited                                                                       280,815
          528,000   Giordano International, Limited                                                              302,931
          114,000   Great Eagle Holdings, Limited                                                                168,812
          222,000   Guangdong Kelon Electrical Holdings Company, Limited                                          86,098*
          396,000   Hon Kwok Land Investment Company, Limited                                                     71,079*
           50,000   Hopewell Holdings, Limited                                                                    88,464
           10,000   Hutchison Whampoa, Limited                                                                    67,309
          136,000   Johnson Electric Holdings, Limited                                                           120,311
           16,000   Nam Tai Electronic & Electrical Products, Limited                                              7,282*
          104,000   Singamas Container Holdings, Limited                                                          53,001
           52,370   Sun Hung Kai Properties, Limited                                                             449,856
           62,000   Wharf Holdings, Limited                                                                      170,107
           57,000   Wing Hang Bank, Limited                                                                      361,740
                                                                                                       -----------------
                    TOTAL HONG KONG (COST: $2,663,729)                                                         2,909,987
                                                                                                       -----------------
                    INDONESIA (2.9%)
          368,000   PT Bank Central Asia Tbk                                                                     163,425
          249,500   PT BFI Finance Indonesia Tbk                                                                  30,541
        1,017,000   PT Kalbe Farma Tbk                                                                            53,270
           97,000   PT Telekomunikasi Indonesia Tbk                                                               88,915
                                                                                                       -----------------
                    TOTAL INDONESIA (COST: $327,850)                                                             336,151
                                                                                                       -----------------
                    MALAYSIA (7.1%)
          111,000   AMMB Holdings BHD                                                                            112,753
           33,800   Genting BHD                                                                                  146,763
           44,700   Jaya Jusco Stores BHD                                                                        136,453
           10,000   O.Y.L. Industries BHD                                                                         94,737
          139,300   Public Bank BHD                                                                              125,370
          192,700   SP Setia BHD                                                                                 216,027
                                                                                                       -----------------
                    TOTAL MALAYSIA (COST: $690,472)                                                              832,103
                                                                                                       -----------------
                    SINGAPORE (9.0%)
          109,000   Aussino Group, Limited                                                                        37,477
           44,000   City Developments, Limited                                                                   157,748
           21,000   DBS Group Holdings, Limited                                                                  176,497
           63,000   First Engineering, Limited                                                                    37,768
           40,000   Keppel Corporation, Limited                                                                  168,092

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

    NUMBER OF
     SHARES         COMMON STOCK                                                                             VALUE
------------------------------------------------------------------------------------------------------------------------
                    SINGAPORE (CONTINUED)
           45,000   United Overseas Bank, Limited                                                      $         362,338
           10,000   Venture Corporation, Limited                                                                 112,257
                                                                                                       -----------------
                    TOTAL SINGAPORE (COST: $790,947)                                                           1,052,177
                                                                                                       -----------------
                    SOUTH KOREA (28.1%)
            3,170   CJ Home Shopping Company, Limited                                                            116,982
            5,710   Hyundai Motor Company, Limited                                                               217,772
           15,525   Kookmin Bank                                                                                 579,533*
            3,980   LG Electronics, Incorporated                                                                 241,510
              744   Pohang Iron & Steel Company, Limited                                                          90,991
            3,170   Samsung Electronics Company, Limited                                                       1,504,828
            1,420   Shinsegae Company, Limited                                                                   320,706
            1,230   SK Telecom Company, Limited                                                                  209,656
                                                                                                       -----------------
                    TOTAL SOUTH KOREA (COST: $1,990,678)                                                       3,281,978
                                                                                                       -----------------
                    TAIWAN (17.8%)
           28,100   Advanced Semiconductor Engineering, Incorporated (ADR)                                       113,805*
          325,000   Chinatrust Financial Holding Company                                                         349,262
           16,450   Hon Hai Precision Industry Company, Limited (144A) (GDR)                                     151,175**
           16,452   Hon Hai Precision Industry Company, Limited (GDR)                                            151,194
           28,640   Optimax Technology Corporation                                                               118,974
          248,000   Taishin Financial Holdings Company, Limited                                                  217,243
          182,000   Taiwan Semiconductor Manufacturing Company, Limited                                          315,021*
           39,960   Taiwan Semiconductor Manufacturing Company, Limited (ADR)                                    380,819*
           65,000   Tong Yang Industry Company, Limited                                                          104,681
           32,000   Tong-Tai Machine & Tool Company, Limited                                                      55,870
          186,000   Yuanta Core Pacific Securities Company                                                       125,978
                                                                                                       -----------------
                    TOTAL TAIWAN (COST: $2,049,453)                                                            2,084,022
                                                                                                       -----------------
                    THAILAND (3.0%)
           54,900   Advanced Info Service Public Company, Limited                                                120,750
           58,000   Chonburi Concrete Product Public Company, Limited                                             60,885
           76,000   Kasikornbank Public Company, Limited                                                          92,127*
          274,700   Land and Houses Public Company, Limited                                                       76,210
                                                                                                       -----------------
                    TOTAL THAILAND (COST: $326,705)                                                              349,972
                                                                                                       -----------------
                    TOTAL COMMON STOCK (COST: $9,514,181) (98.1%)                                             11,461,637
                                                                                                       -----------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

    PRINCIPAL
     AMOUNT         SHORT-TERM INVESTMENTS                                                                   VALUE
------------------------------------------------------------------------------------------------------------------------
$         196,879   Foreign Currency Call Accounts                                                     $         196,818
          227,965   Investors Bank & Trust Depository Reserve, 0.75%, due 05/03/04                               227,965
                                                                                                       -----------------
                    TOTAL SHORT-TERM INVESTMENTS (COST: $424,844) (3.6%)                                         424,783
                                                                                                       -----------------
                    TOTAL INVESTMENTS (COST: $9,939,025) (101.7%)                                             11,886,420
                    LIABILITIES IN EXCESS OF OTHER ASSETS (- 1.7%)                                              (200,396)
                                                                                                       -----------------
                    NET ASSETS (100.0%)                                                                $      11,686,024
                                                                                                       =================

NOTES TO THE SCHEDULE OF INVESTMENTS:
ADR - AMERICAN DEPOSITARY RECEIPT. SHARES OF A FOREIGN BASED CORPORATION HELD
      IN U.S. BANKS ENTITLING THE SHAREHOLDER TO ALL DIVIDENDS AND CAPITAL
      GAINS.
GDR - GLOBAL DEPOSITARY RECEIPT. A NEGOTIABLE CERTIFICATE HELD IN THE BANK OF
      ONE COUNTRY REPRESENTING A SPECIFIC NUMBER OF SHARES OF A STOCK TRADED ON AN EXCHANGE OF ANOTHER COUNTRY.
    * NON-INCOME PRODUCING.
   ** SECURITY EXEMPT FROM REGISTRATION UNDER RULE 144A OF THE SECURITIES ACT OF
      1933. THESE SECURITIES MAY BE RESOLD IN TRANSACTIONS EXEMPT FROM REGISTRATION, NORMALLY TO QUALIFIED INSTITUTIONAL BUYERS. AT APRIL 30, 2004, THE VALUE OF THESE SECURITIES AMOUNTED TO $151,175 OR 1.3% OF NET ASSETS.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

INTERNATIONAL

TCW Galileo Asia Pacific Equities Fund

Investments by Industry (Unaudited)

                                                               PERCENTAGE OF
INDUSTRY                                                        NET ASSETS
-----------------------------------------------------------------------------
Apparel Retailers                                                     2.6%
Automotive                                                            5.2
Banking                                                              20.2
Building Materials                                                    0.5
Chemicals                                                             0.4
Coal                                                                  2.1
Communications                                                        3.6
Computers & Information                                               1.3
Containers & Packaging                                                0.5
Electrical Equipment                                                  2.3
Electronics                                                          23.9
Financial Services                                                    2.8
Heavy Machinery                                                       2.9
Home Construction, Furnishings & Appliances                           1.4
Industrial--Diversified                                               2.3
Lodging                                                               1.3
Metals                                                                1.1
Oil & Gas                                                             2.8
Pharmaceuticals                                                       0.5
Radio Telephone Communications                                        1.8
Real Estate                                                          12.4
Retailers                                                             4.9
Telephone Systems                                                     1.0
Textiles, Clothing & Fabrics                                          0.3
Short-Term Investments                                                3.6
                                                               ----------
   Total                                                            101.7%
                                                               ==========

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

INTERNATIONAL

TCW Galileo Emerging Markets Equities Fund

Schedule of Investments (Unaudited)                               April 30, 2004

    NUMBER OF
     SHARES         EQUITY SECURITIES                                                                        VALUE
------------------------------------------------------------------------------------------------------------------------
                    COMMON STOCK

                    ARGENTINA (2.9% OF NET ASSETS)
           25,309   Irsa Inversiones y Representaciones, S.A. (GDR)                                    $         205,003*
           46,000   Telecom Argentina STET - France Telecom, S.A., Series B (ADR)                                386,860*
                                                                                                       -----------------
                    TOTAL ARGENTINA (COST: $592,162)                                                             591,863
                                                                                                       -----------------
                    BRAZIL (9.2%)
            5,496   Banco Bradesco S.A. (ADR)                                                                    223,412+
        2,154,257   Banco Itau Holding Financiera, S.A.                                                          170,323
            7,600   Brasil Telecom Participacoes, S.A. (ADR)                                                     235,600
            8,900   Companhia Brasileira de Distribuicao Grupo Pao de Acucar (ADR)                               158,420*
            5,200   Companhia Siderurgica Nacional, S.A. (ADR)                                                   245,388
           19,666   Petroleo Brasileiro, S.A. (PETROBRAS) (ADR)                                                  568,347
            8,000   Votorantim Celulose e Papel, S.A. (ADR)                                                      251,200
                                                                                                       -----------------
                    TOTAL BRAZIL (COST: $1,646,038)                                                            1,852,690
                                                                                                       -----------------
                    CHINA (2.1%)
          527,990   China Telecom Corporation, Limited                                                           157,386
          600,000   PetroChina Company, Limited                                                                  261,545
                                                                                                       -----------------
                    TOTAL CHINA (COST: $320,249)                                                                 418,931
                                                                                                       -----------------
                    HONG KONG (3.5%)
           30,875   China Telecom (Hong Kong), Limited                                                            81,544
          142,000   Cosco Pacific, Limited                                                                       182,056
           43,000   Henderson Land Development Company, Limited                                                  192,954
           28,000   Sun Hung Kai Properties, Limited                                                             240,519
                                                                                                       -----------------
                    TOTAL HONG KONG (COST: $765,779)                                                             697,073
                                                                                                       -----------------
                    INDIA (4.5%)
               23   Infosys Technologies, Limited (ADR)                                                            1,857+
           21,571   Mahindra & Mahindra, Limited (GDR)                                                           226,280
           12,711   Reliance Industries, Limited (144A) (GDR)                                                    324,131**
            8,961   State Bank of India, Limited (GDR)                                                           349,031
                                                                                                       -----------------
                    TOTAL INDIA (COST: $663,747)                                                                 901,299
                                                                                                       -----------------
                    INDONESIA (3.5%)
        1,153,000   PT Bank Rakyat Indonesia Tbk                                                                 226,477*
           26,800   PT Telekomunikasi Indonesia Tbk (ADR)                                                        485,080
                                                                                                       -----------------
                    TOTAL INDONESIA (COST: $526,681)                                                             711,557
                                                                                                       -----------------
                    ISRAEL (2.4%)
          108,423   Bank Hapoalim, Limited                                                                       279,740
               83   Koor Industries, Limited                                                                       3,254*
           63,951   United Mizrahi Bank, Limited                                                                 203,043
                                                                                                       -----------------
                    TOTAL ISRAEL (COST: $491,045)                                                                486,037
                                                                                                       -----------------
                    MALAYSIA (6.7%)
           26,700   British American Tobacco BHD                                                                 337,263
           65,500   Genting BHD                                                                                  284,408

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

    NUMBER OF
     SHARES         EQUITY SECURITIES                                                                        VALUE
------------------------------------------------------------------------------------------------------------------------
                    MALAYSIA (CONTINUED)
          409,300   Public Bank BHD                                                                    $         368,370
          143,000   Telekom Malaysia BHD                                                                         355,618
                                                                                                       -----------------
                    TOTAL MALAYSIA (COST: $1,331,161)                                                          1,345,659
                                                                                                       -----------------
                    MEXICO (5.5%)
           11,508   America Movil, S.A. de C.V. (ADR)                                                            388,970
           15,610   Telefonos de Mexico, S.A. de C.V. (ADR)                                                      532,925
           19,500   TV Azteca, S.A. de C.V. (ADR)                                                                178,425
                                                                                                       -----------------
                    TOTAL MEXICO (COST: $832,488)                                                              1,100,320
                                                                                                       -----------------
                    RUSSIA (2.4%)
            1,300   Mobile Telesystems (ADR)                                                                     140,348
            3,200   OAO LUKOIL (ADR)                                                                             347,200+
                                                                                                       -----------------
                    TOTAL RUSSIA (COST: $252,077)                                                                487,548
                                                                                                       -----------------
                    SOUTH AFRICA (7.4%)
            5,624   Anglo American Platinum Corporation, Limited                                                 194,036
            9,183   Anglo American PLC                                                                           183,495
            5,100   AngloGold Ashanti, Limited (ADR)                                                             160,242
           24,000   Barloworld, Limited                                                                          240,819
            1,850   Impala Platinum Holdings, Limited                                                            125,926
            4,200   Impala Platinum Holdings, Limited (ADR)                                                       59,640
           41,296   Liberty Group, Limited                                                                       314,636
           15,522   Sappi, Limited (ADR)                                                                         211,410
                                                                                                       -----------------
                    TOTAL SOUTH AFRICA (COST: $1,466,639)                                                      1,490,204
                                                                                                       -----------------
                    SOUTH KOREA (21.4%)
            7,500   Hyundai Motor Company (144A) (GDR)                                                           157,125**
           12,828   Kookmin Bank                                                                                 478,857*
            2,000   Kookmin Bank (ADR)                                                                            74,200
           18,594   LG Electronics, Incorporated (144A) (GDR)                                                    286,905* ** +
            4,670   Pohang Iron & Steel Company, Limited                                                         571,138
            4,196   Samsung Electronics Company, Limited                                                       1,991,880
           11,200   Shinhan Financial Group Company, Limited                                                     195,202
            3,290   SK Telecom Company, Limited                                                                  560,788
                                                                                                       -----------------
                    TOTAL SOUTH KOREA (COST: $2,950,981)                                                       4,316,095
                                                                                                       -----------------
                    TAIWAN (18.1%)
           19,100   AU Optronics Corporation (ADR)                                                               410,268+
          179,000   Basso Industry Corporation                                                                   355,629
           20,225   China Steel Corporation (GDR)                                                                355,960
          265,000   Chinatrust Financial Holding Company                                                         284,783
           53,142   Compal Electronics, Incorporated (GDR)                                                       302,909+
          170,000   Formosa Plastics Corporation                                                                 243,077
           39,000   Fubon Financial Holding Company, Limited (144A) (GDR)                                        399,750**
           41,586   Hon Hai Precision Industry Company, Limited (GDR)                                            382,175+

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

    NUMBER OF
     SHARES         EQUITY SECURITIES                                                                        VALUE
------------------------------------------------------------------------------------------------------------------------
                    TAIWAN (CONTINUED)
           69,000   Synnex Technology International Corporation (GDR)                                  $         457,470
           47,975   Taiwan Semiconductor Manufacturing Company, Limited (ADR)                                    457,202*
                                                                                                       -----------------
                    TOTAL TAIWAN (COST: $3,369,802)                                                            3,649,223
                                                                                                       -----------------
                    THAILAND (5.8%)
           75,327   Bangkok Bank Public Company, Limited                                                         184,505*
          139,100   Kasikornbank Public Company, Limited                                                         168,617*
          871,714   Land and Houses Public Company, Limited                                                      241,840
          104,720   PTT Public Company, Limited                                                                  382,133
           36,900   Siam Cement Public Company, Limited                                                          199,210
                                                                                                       -----------------
                    TOTAL THAILAND (COST: $1,089,596)                                                          1,176,305
                                                                                                       -----------------
                    VENEZUELA (COST: $314,329) (2.1%)
           21,750   Companhia Anonima Nacional Telefonos de Venezuela (ADR)                                      416,513
                                                                                                       -----------------
                    TOTAL COMMON STOCK (COST: $16,612,774) (97.5%)                                            19,641,317
                                                                                                       -----------------

                    PREFERRED STOCK

                    BRAZIL (1.8%)
          101,400   Companhia Vale do Rio Doce (Non-tradeable shares)                                                 --*
           20,500   Tele Centro Oeste Celular Participacoes, S.A. (ADR)                                          175,480+
           19,800   Usinas Siderurgicas de Minas Gerais, S.A. (USIMINAS)                                         194,842
                                                                                                       -----------------
                    TOTAL PREFERRED STOCK (COST: $450,945) (1.8%)                                                370,322
                                                                                                       -----------------
                    TOTAL EQUITY SECURITIES (COST: $17,063,719) (99.3%)                                       20,011,639
                                                                                                       -----------------

    PRINCIPAL
     AMOUNT         SHORT-TERM INVESTMENTS
------------------------------------------------------------------------------------------------------------------------
$          29,697   Bank of America, 1.05%, due 05/03/04                                                          29,697***
            2,565   Bank of Montreal, 1.02%, due 05/21/04                                                          2,565***
           89,095   Bank of Nova Scotia, 1.04%, due 07/06/04                                                      89,095***
           29,698   Bank of Scotland, 1.08%, due 07/29/04                                                         29,698***
           29,698   Bear Stearns & Co., 1.135%, due 06/10/04                                                      29,698***
           56,427   BGI Prime Money Market Fund, 1.016%, due 05/03/04                                             56,427***
          118,793   BNP Paribas, 1.01%, due 05/05/04                                                             118,793***
           74,246   BNP Paribas, 1.01%, due 05/18/04                                                              74,246***
           59,397   Canadian Imperial Bank of Commerce, 1.095%, due 11/04/04                                      59,397***
           59,397   Citigroup, Inc., 1.03%, due 06/14/04                                                          59,397***
          163,340   Citigroup, Inc., 1.035%, due 06/24/04                                                        163,340***
           17,819   Credit Agricole Indosuez, 1%, due 05/07/04                                                    17,819***
           44,547   Credit Suisse First Boston Corp., 1.07%, due 09/08/04                                         44,547***
          103,808   Delaware Funding Corp., 1.031%, due 05/24/04                                                 103,808***
           59,397   Den Danske Bank, 1.02%, due 05/18/04                                                          59,397***
           44,547   Den Danske Bank, 1.02%, due 05/20/04                                                          44,547***
           14,849   Deutsche Bank, 1.05%, due 10/12/04                                                            14,849***
           44,547   Falcon Asset Securitization Corp., 1.031%, due 05/13/04                                       44,547***

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

    PRINCIPAL
     AMOUNT         SHORT-TERM INVESTMENTS                                                                   VALUE
------------------------------------------------------------------------------------------------------------------------
$          59,698   Fleet National Bank, 1%, due 07/21/04                                              $          29,698***
          280,695   Investors Bank & Trust Depository Reserve, 0.75%, due 05/03/04                               280,695
           74,097   Jupiter Securitization Corp., 1.031%, due 05/26/04                                            74,097***
           14,849   Jupiter Securitization Corp., 1.031%, due 05/28/04                                            14,849***
           76,623   Merrill Lynch Premier Institutional Fund, 0.973%, due 05/03/04                                76,623***
          386,077   Merrimac Cash Fund-Premium Class, 0.987%, due 05/03/04                                       386,077***
           89,095   Royal Bank of Canada, 1.05%, due 07/08/04                                                     89,095***
           35,638   Royal Bank of Scotland, 1.05%, due 07/07/04                                                   35,638***
          118,793   Royal Bank of Scotland, 1.05%, due 07/15/04                                                  118,793***
           74,246   Sheffiled Receivables Corp., 1.031%, due 05/07/04                                             74,246***
          148,491   Toronto Dominion Bank, 1.09%, due 08/02/04                                                   148,491***
           29,698   Wells Fargo & Co., 1.02%, due 05/14/04                                                        29,698***
                                                                                                       -----------------
                    TOTAL SHORT-TERM INVESTMENTS (COST: $2,399,867) (11.9%)                                    2,399,867
                                                                                                       -----------------
                    TOTAL INVESTMENTS (COST: $19,463,586) (111.2%)                                            22,411,506
                    LIABILITIES IN EXCESS OF OTHER ASSETS (- 11.2%)                                           (2,262,311)
                                                                                                       -----------------
                    NET ASSETS (100.0%)                                                                $      20,149,195
                                                                                                       =================

NOTES TO THE SCHEDULE OF INVESTMENTS:
ADR - AMERICAN DEPOSITARY RECEIPT. SHARES OF A FOREIGN BASED CORPORATION HELD
      IN U.S. BANKS ENTITLING THE SHAREHOLDER TO ALL DIVIDENDS AND CAPITAL
      GAINS.
GDR - GLOBAL DEPOSITARY RECEIPT. A NEGOTIABLE CERTIFICATE HELD IN THE BANK OF
      ONE COUNTRY REPRESENTING A SPECIFIC NUMBER OF SHARES OF A STOCK TRADED ON AN EXCHANGE OF ANOTHER COUNTRY.
    * NON-INCOME PRODUCING.
   ** SECURITY EXEMPT FROM REGISTRATION UNDER RULE 144A OF THE SECURITIES ACT OF
      1933. THESE SECURITIES MAY BE RESOLD IN TRANSACTIONS EXEMPT FROM REGISTRATION, NORMALLY TO QUALIFIED INSTITUTIONAL BUYERS. AT APRIL 30, 2004, THE VALUE OF THESE SECURITIES AMOUNTED TO $1,167,911 OR 5.8% OF NET ASSETS.
  *** REPRESENTS INVESTMENTS OF SECURITY LENDING COLLATERAL (NOTE 3).
    + SECURITY PARTIALLY OR FULLY LENT (NOTE 3).

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

INTERNATIONAL

TCW Galileo Emerging Markets Equities Fund

Investments by Industry (Unaudited)                               April 30, 2004

                                                               PERCENTAGE OF
INDUSTRY                                                        NET ASSETS
-----------------------------------------------------------------------------
Automotive                                                            1.9%
Banking                                                              14.9
Beverages, Food & Tobacco                                             1.7
Building Materials                                                    2.7
Chemicals                                                             2.8
Commercial Services                                                   0.9
Communications                                                        4.3
Computers & Information                                               5.7
Electronics                                                          15.6
Financial Services                                                    2.9
Food Retailers                                                        0.8
Home Construction, Furnishings & Appliances                           1.2
Insurance                                                             1.6
Lodging                                                               1.4
Media--Broadcasting & Publishing                                      0.9
Metals                                                               10.4
Mining                                                                1.2
Oil & Gas                                                             7.7
Paper & Forest Products                                               2.3
Radio Telephone Communications                                        4.7
Real Estate                                                           3.2
Telephone Communications, exc. Radio                                  9.3
Telephone Systems                                                     1.2
Short-Term Investments                                               11.9
                                                               ----------
   Total                                                            111.2%
                                                               ==========

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

INTERNATIONAL

TCW Galileo Emerging Markets Income Fund

Schedule of Investments (Unaudited)

    PRINCIPAL
     AMOUNT         FIXED INCOME SECURITIES                                                                  VALUE
------------------------------------------------------------------------------------------------------------------------
                    ARGENTINA (4.4% OF NET ASSETS)
$       1,380,000   Transportadora de Gas del Sur S.A., Bilateral Loan Participation Agreement
                      dated 04/06/04, Banc of America Securities, Limited as Agent,
                      due 01/01/06                                                                     $       1,166,100#
          523,250   Pecom Energia S.A., (Reg S), 5.11%, due 10/04/07                                             512,785
          820,000   Transportadora de Gas del Sur S.A., Bilateral Loan Participation
                      Agreement dated 04/07/04, J.P. Morgan Chase & Co. as Agent,
                      due 01/01/06                                                                               692,900#
                                                                                                       -----------------
                    TOTAL ARGENTINA (COST: $2,334,802)                                                         2,371,785
                                                                                                       -----------------
                    BRAZIL (12.4%)
          350,000   Braskem S.A., (144A), 11.75%, due 01/22/14                                                   336,000*
        1,450,000   Republic of Brazil, 9.25%, due 10/22/10                                                    1,389,100
          940,000   Republic of Brazil, 12.75%, due 01/15/20                                                     991,700
        3,415,000   Republic of Brazil, 14.5%, due 10/15/09                                                    3,995,550
                                                                                                       -----------------
                    TOTAL BRAZIL (COST: $5,348,742)                                                            6,712,350
                                                                                                       -----------------
                    CHILE (COST: $499,271) (0.9%)
          500,000   AES Gener S.A., (144A), 7.5%, due 03/25/14                                                   481,900*
                                                                                                       -----------------
                    CHINA (COST: $1,737,652) (3.2%)
        1,755,000   AES China Generating Company, 8.25%, due 06/26/10                                          1,763,873
                                                                                                       -----------------
                    COLOMBIA (5.2%)
          740,000   Republic of Colombia, 8.7%, due 02/15/16                                                     703,000
          934,813   Republic of Colombia, 9.75%, due 04/09/11                                                  1,037,643
        1,020,000   Republic of Colombia, (144A), 15%, due 08/22/08                                            1,085,891*
                                                                                                       -----------------
                    TOTAL COLOMBIA (COST: $2,630,998)                                                          2,826,534
                                                                                                       -----------------
                    DOMINICAN REPUBLIC (5.2%)
        1,479,921   Government of the Dominican Republic, 2%, due 08/30/09                                     1,065,543
          650,000   Government of the Dominican Republic, 9.04%, due 01/23/13                                    481,000
        2,660,000   Tricom S.A., 11.375%, due 09/01/04                                                         1,250,200
                                                                                                       -----------------
                    TOTAL DOMINICAN REPUBLIC (COST: $3,777,201)                                                2,796,743
                                                                                                       -----------------
                    EL SALVADOR (COST: $346,277) (0.7%)
          350,000   Republic of El Salvador, 7.75%, due 01/24/23                                                 379,750
                                                                                                       -----------------
                    INDONESIA (7.9%)
          980,000   Excelcomindo Finance Company, (Reg S), 8%, due 01/27/09                                      957,950
          500,000   Indosat Finance Company B.V., (Reg S), 7.75%, due 11/05/10                                   500,999
          480,000   MEI Euro Finance, Limited, (144A), 8.75%, due 05/22/10                                       451,200*
          342,000   MEI Euro Finance, Limited, (Reg. S), 8.75%, due 05/22/10                                     321,480
          902,000   Republic of Indonesia, Loan Participation Agreement dated 03/28/94,
                      Barclays Bank PLC as Counterparty, Variable Rate based on
                      LIBOR + 0.875%, due 03/28/13                                                               771,210
        1,700,000   Republic of Indonesia, Loan Participation Agreement dated 06/14/95,
                      Credit Suisse First Boston International as Counterparty, Variable
                      Rate based on LIBOR + 0.875%, due 12/14/19                                               1,266,500
                                                                                                       -----------------
                    TOTAL INDONESIA (COST: $4,338,469)                                                         4,269,339
                                                                                                       -----------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

    PRINCIPAL
     AMOUNT         FIXED INCOME SECURITIES                                                                  VALUE
------------------------------------------------------------------------------------------------------------------------
                    KAZAKHSTAN (2.4%)
$         500,000   Kazkommerts International B.V., (144A), 7.875%, due 04/07/14                       $         460,000*
          900,000   Turanalem Finance B.V., (144A), 8%, due 03/24/14                                             819,000*
                                                                                                       -----------------
                    TOTAL KAZAKHSTAN (COST: $1,380,753)                                                        1,279,000
                                                                                                       -----------------
                    MAURITIUS (COST: $492,498) (0.9%)
          500,000   PGN Euro Finance, Limited, 7.5%, due 09/10/13                                                470,000
                                                                                                       -----------------
                    MEXICO (11.9%)
          475,000   Gruma, S.A. de C.V., 7.625%, due 10/15/07                                                    517,750
        2,900,000   Grupo Iusacell, S.A. de C.V., 10%, due 07/15/04                                            1,566,000
          845,000   Grupo Minero Mexico, S.A. de C.V., Series A, 8.25%, due 04/01/08                             819,650
        1,825,000   Grupo TMM, S.A., 10.25%, due 11/15/06                                                      1,733,750#
          605,000   Grupo Transportacion Ferroviaria Mexicana, S.A. de C.V., 10.25%,
                      due 06/15/07                                                                               620,125
          475,000   Pemex Project Funding Master Trust, (144A), 2.94%, due 10/15/09                              495,188*
          685,000   TV Azteca, S.A. de C.V., 10.5%, due 02/15/07                                                 702,125
                                                                                                       -----------------
                    TOTAL MEXICO (COST: $6,882,356)                                                            6,454,588
                                                                                                       -----------------
                    POLAND (COST: $971,910) (1.7%)
PLN     4,030,000   Republic of Poland, 5.75%, due 06/24/08                                                      945,710
                                                                                                       -----------------
                    QATAR (COST: $579,150) (1.2%)
$         540,000   Ras Laffan Liquefied Gas Company, Limited, 8.294%, due 03/15/14                              626,400
                                                                                                       -----------------
                    RUSSIA (12.5%)
          550,000   Mobile TeleSystems OJSC, (Reg. S), 9.75%, due 01/30/08                                       574,750
          515,000   OAO Siberian Oil Company, 11.5%, due 02/13/07                                                548,475
        1,000,000   OAO Siberian Oil Company, (Reg. S), 10.75%, due 01/15/09                                   1,059,000
        3,525,000   Russian Federation, (Reg. S), 5%, due 03/31/30                                             3,232,425
          725,000   Tyumen Oil Company, 11%, due 11/06/07                                                        813,813
          510,000   Tyumen Oil Company, (144A), 11%, due 11/06/07                                                572,475*
                                                                                                       -----------------
                    TOTAL RUSSIA (COST: $6,793,922)                                                            6,800,938
                                                                                                       -----------------
                    TURKEY (COST: $1,026,495) (1.7%)
TRL     1,785,000^  Turkish Credit Linked Notes, dated 03/15/04, Credit Suisse First
                      Boston LLC as Agent, 0%, due 08/25/05                                                      941,052**
                                                                                                       -----------------
                    VENEZUELA (5.7%)
$       1,260,000   Cerro Negro Finance, Limited, 7.9%, due 12/01/20                                           1,045,800
          335,000   Cerro Negro Finance, Limited, (144A), 7.9%, due 12/01/20                                     278,051*
          181,897   Petrozuata Finance, Incorporated, 7.63%, due 04/01/09                                        176,440
        1,150,000   Petrozuata Finance, Incorporated, 8.22%, due 04/01/17                                      1,006,250
          402,087   Petrozuata Finance, Incorporated, (144A), 7.63%, due 04/01/09                                390,024*
          225,000   Petrozuata Finance, Incorporated, (144A), 8.22%, due 04/01/17                                196,875*
                                                                                                       -----------------
                    TOTAL VENEZUELA (COST: $2,520,063)                                                         3,093,440
                                                                                                       -----------------
                    VIETNAM (COST: $782,692) (1.4%)
          845,000   Socialist Republic of Vietnam, 4%, due 03/12/16                                              776,192
                                                                                                       -----------------
                    TOTAL FIXED INCOME SECURITIES (COST: $42,443,251) (79.3%)                                 42,989,594
                                                                                                       -----------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

    NUMBER OF
     SHARES
    WARRANTS        EQUITY SECURITIES                                                                        VALUE
------------------------------------------------------------------------------------------------------------------------
                    INDONESIA (COST: $0) (0.0%)
            2,010   Asia Pulp & Paper Company, Limited, Warrants, expire 03/15/05                      $              --**
                                                                                                       -----------------
                    POLAND (COST: $251,171) (1.0%)
          550,000   Netia Holdings S.A., Common Stock                                                            542,000**
                                                                                                       -----------------
                    TOTAL EQUITY SECURITIES (COST: $251,171) (1.0%)                                              542,000
                                                                                                       -----------------

    PRINCIPAL
     AMOUNT         SHORT-TERM INVESTMENTS
------------------------------------------------------------------------------------------------------------------------
$       3,353,647   Foreign Currency Call Accounts                                                             3,118,857
       11,232,606   Investors Bank & Trust Depository Reserve, 0.75%, due 05/03/04                            11,232,606
                                                                                                       -----------------
                    TOTAL SHORT-TERM INVESTMENTS (COST: $14,586,253) (26.5%)                                  14,351,463
                                                                                                       -----------------
                    TOTAL INVESTMENTS (COST: $57,280,675) (106.8%)                                            57,883,057
                    LIABILITIES IN EXCESS OF OTHER ASSETS (- 6.8%)                                            (3,694,607)
                                                                                                       -----------------
                    NET ASSETS (100.0%)                                                                $      54,188,450
                                                                                                       =================

NOTES TO THE SCHEDULE OF INVESTMENTS:
PLN - POLISH ZLOTY
TRL - TURKISH LIRA
    * SECURITY EXEMPT FROM REGISTRATION UNDER RULE 144A OF THE SECURITIES ACT OF 1933. THESE SECURITIES MAY BE RESOLD IN TRANSACTIONS EXEMPT FROM REGISTRATION, NORMALLY TO QUALIFIED INSTITUTIONAL BUYERS. AT APRIL 30, 2004, THE VALUE OF THESE SECURITIES AMOUNTED TO $5,566,604 OR 10.27% OF NET ASSETS.
   ** NON-INCOME PRODUCING.
    ^ AMOUNT IN MILLIONS.
    # COMPANY IS NOT MAKING INTEREST PAYMENTS.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

INTERNATIONAL

TCW Galileo Emerging Markets Income Fund

Investments by Industry (Unaudited)                               April 30, 2004

                                                               PERCENTAGE OF
INDUSTRY                                                        NET ASSETS
-----------------------------------------------------------------------------
Banking & Financial Services                                           2.4%
Beverages, Food & Tobacco                                              1.0
Chemicals                                                              0.6
Communications                                                         3.4
Electric Utilities                                                     4.1
Foreign Government Securities                                         38.6
Media--Broadcasting & Publishing                                       1.3
Mining                                                                 1.5
Oil & Gas                                                             16.5
Telephone Communications, exc. Radio                                   6.6
Transportation                                                         4.3
Short-Term Investments                                                26.5
                                                               -----------
   Total                                                             106.8%
                                                               ===========

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

INTERNATIONAL

TCW Galileo European Growth Equities Fund

Schedule of Investments (Unaudited)

    NUMBER OF
     SHARES         EQUITY SECURITIES                                                                        VALUE
------------------------------------------------------------------------------------------------------------------------
                    COMMON STOCK
                    DENMARK (COST: $130,848) (1.9% OF NET ASSETS)
            4,750   TDC A/S                                                                            $         161,450
                                                                                                       -----------------
                    FINLAND (COST: $285,678) (2.9%)
           18,000   Nokia OYJ                                                                                    255,046
                                                                                                       -----------------
                    FRANCE (20.8%)
           13,900   Alcatel S.A.                                                                                 207,117*+
           11,300   Axa S.A.                                                                                     238,001+
              905   Galeries Lafayette S.A.                                                                      161,103
            2,318   Lafarge S.A.                                                                                 193,120+
            2,350   Lagardere Groupe                                                                             141,557
            4,100   PSA Peugeot Citroen                                                                          220,285
            1,530   Total S.A.                                                                                   283,000
            8,000   Veolia Environment                                                                           212,802*
            6,700   Vivendi Universal S.A.                                                                       168,584*
                                                                                                       -----------------
                    TOTAL FRANCE (COST: $1,317,288)                                                            1,825,569
                                                                                                       -----------------
                    GERMANY (11.5%)
            3,480   Deutsche Bank AG                                                                             286,801
           10,800   Infineon Technologies AG                                                                     138,398*
            3,050   Metro AG                                                                                     135,242
            1,890   SAP AG                                                                                       284,564
            2,270   Siemens AG                                                                                   162,998
                                                                                                       -----------------
                    TOTAL GERMANY (COST: $738,203)                                                             1,008,003
                                                                                                       -----------------
                    GREAT BRITAIN (27.5%)
           27,000   AMVESCAP PLC                                                                                 177,996
           14,200   British Sky Broadcasting PLC                                                                 167,709
           83,500   BT Group PLC                                                                                 264,313
           37,900   EasyJet PLC                                                                                  198,774*
           12,966   GlaxoSmithKline PLC                                                                          268,331
           71,281   Marks & Spencer Group PLC                                                                    349,197
           20,437   Pearson PLC                                                                                  238,472
           35,432   Tesco PLC                                                                                    156,298
            7,423   The Royal Bank of Scotland Group PLC                                                         222,859
          151,340   Vodafone Group PLC                                                                           367,679
                                                                                                       -----------------
                    TOTAL GREAT BRITAIN (COST: $2,035,404)                                                     2,411,628
                                                                                                       -----------------
                    IRELAND (5.0%)
           24,500   Bank of Ireland                                                                              297,218
            8,700   Irish Life & Permanent PLC                                                                   136,100
                                                                                                       -----------------
                    TOTAL IRELAND (COST: $356,432)                                                               433,318
                                                                                                       -----------------
                    NETHERLANDS (16.5%)
            8,000   ASM Lithography Holding, N.V.                                                                127,354*
           30,875   BE Semiconductor Industries, N.V.                                                            217,257*
            9,257   Koninklijke (Royal) Philips Electronics, N.V.                                                252,120
            7,000   Royal Dutch Petroleum Company                                                                340,433

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

    NUMBER OF
     SHARES         EQUITY SECURITIES                                                                        VALUE
------------------------------------------------------------------------------------------------------------------------
                    NETHERLANDS (CONTINUED)
           36,800   Royal KPN, N.V.                                                                    $         265,125
           11,130   ST Microelectronics, N.V.                                                                    245,361*
                                                                                                       -----------------
                    TOTAL NETHERLANDS (COST: $1,343,465)                                                       1,447,650
                                                                                                       -----------------
                    SPAIN (COST: $54,341) (1.5%)
            8,980   Telefonica S.A.                                                                              133,591
                                                                                                       -----------------
                    SWITZERLAND (12.5%)
            2,500   Roche Holding AG                                                                             262,224+
              558   Serono S.A.                                                                                  334,387
              370   Swisscom AG                                                                                  114,858
            2,150   UBS AG                                                                                       152,802+
            1,440   Zurich Financial Services AG                                                                 227,672*
                                                                                                       -----------------
                    TOTAL SWITZERLAND (COST: $903,250)                                                         1,091,943
                                                                                                       -----------------
                    TOTAL COMMON STOCK (COST: $7,164,909) (100.1%)                                             8,768,198
                                                                                                       -----------------

    NUMBER OF
    WARRANTS
------------------------------------------------------------------------------------------------------------------------
                    WARRANTS
                    FRANCE (COST: $0) (0.0%)
           15,170   Vivendi Environment, expire 03/08/06                                                             546*
                                                                                                       -----------------
                    TOTAL EQUITY SECURITIES (COST: $7,164,909) (100.1%)                                        8,768,744
                                                                                                       -----------------

    PRINCIPAL
     AMOUNT         CONVERTIBLE CORPORATE BOND
------------------------------------------------------------------------------------------------------------------------
                    FRANCE (COST: $9,051) (0.1%)
EUR           606   Axa S.A., 0%, due 12/21/04                                                                    12,146*
                                                                                                       -----------------
                    TOTAL CONVERTIBLE CORPORATE BOND (COST: $9,051) (0.1%)                                        12,146
                                                                                                       -----------------
                    SHORT-TERM INVESTMENTS
------------------------------------------------------------------------------------------------------------------------
$          11,568   Bank of America, 1.05%, due 05/03/04                                                          11,568**
              999   Bank of Montreal, 1.02%, due 05/21/04                                                            999**
           34,705   Bank of Nova Scotia, 1.04%, due 07/06/04                                                      34,705**
           11,568   Bank of Scotland, 1.08%, due 07/29/04                                                         11,568**
           11,568   Bear Stearns & Co., 1.135%, due 06/10/04                                                      11,568**
           21,980   BGI Prime Money Market Fund, 1.016%, due 05/03/04                                             21,980**
           46,273   BNP Paribas, 1.01%, due 05/05/04                                                              46,273**
           28,921   BNP Paribas, 1.01%, due 05/18/04                                                              28,921**
           23,137   Canadian Imperial Bank of Commerce, 1.095%, due 11/04/04                                      23,137**
           23,137   Citigroup, Inc., 1.03%, due 06/14/04                                                          23,137**
           63,626   Citigroup, Inc., 1.035%, due 06/24/04                                                         63,626**
            6,941   Credit Agricole Indosuez, 1%, due 05/07/04                                                     6,941**
           17,352   Credit Suisse First Boston Corp., 1.07%, due 09/08/04                                         17,352**
           40,436   Delaware Funding Corp., 1.031%, due 05/24/04                                                  40,436**
           23,137   Den Danske Bank, 1.02%, due 05/18/04                                                          23,137**

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

    PRINCIPAL
     AMOUNT         SHORT-TERM INVESTMENTS                                                                   VALUE
------------------------------------------------------------------------------------------------------------------------
$          17,352   Den Danske Bank, 1.02%, due 05/20/04                                               $          17,352**
            5,784   Deutsche Bank, 1.05%, due 10/12/04                                                             5,784**
           17,352   Falcon Asset Securitization Corp., 1.031%, due 05/13/04                                       17,352**
           11,568   Fleet National Bank, 1%, due 07/21/04                                                         11,568**
            2,436   Foreign Currency Call Accounts                                                                 2,436
           28,863   Jupiter Securitization Corp., 1.031%, due 05/26/04                                            28,863**
            5,784   Jupiter Securitization Corp., 1.031%, due 05/28/04                                             5,784**
           29,847   Merrill Lynch Premier Institutional Fund, 0.973%, due 05/03/04                                29,847**
          150,388   Merrimac Cash Fund-Premium Class, 0.987%, due 05/03/04                                       150,388**
           34,705   Royal Bank of Canada, 1.05%, due 07/08/04                                                     34,705**
           13,882   Royal Bank of Scotland, 1.05%, due 07/07/04                                                   13,882**
           46,273   Royal Bank of Scotland, 1.05%, due 07/15/04                                                   46,273**
           28,920   Sheffiled Receivables Corp., 1.031%, due 05/07/04                                             28,920**
           57,841   Toronto Dominion Bank, 1.09%, due 08/02/04                                                    57,841**
           11,568   Wells Fargo & Co., 1.02%, due 05/14/04                                                        11,568**
                                                                                                       -----------------
                    TOTAL SHORT-TERM INVESTMENTS (COST: $827,911) (9.5%)                                         827,911
                                                                                                       -----------------
                    TOTAL INVESTMENTS (COST: $8,001,871) (109.7%)                                              9,608,801
                    LIABILITIES IN EXCESS OF OTHER ASSETS (- 9.7%)                                              (847,770)
                                                                                                       -----------------
                    NET ASSETS (100.0%)                                                                $       8,761,031
                                                                                                       =================

NOTES TO THE SCHEDULE OF INVESTMENTS:
EUR - EURO CURRENCY
    * NON-INCOME PRODUCING.
   ** REPRESENTS INVESTMENTS OF SECURITY LENDING COLLATERAL (NOTE 3).
    + SECURITY PARTIALLY OR FULLY LENT (NOTE 3).

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

INTERNATIONAL

TCW Galileo European Growth Equities Fund

Investments by Industry (Unaudited)                               April 30, 2004

                                                               PERCENTAGE OF
INDUSTRY                                                        NET ASSETS
-----------------------------------------------------------------------------
Airlines                                                               2.3%
Automotive                                                             2.5
Banking                                                               10.9
Beverages, Food & Tobacco                                              1.8
Building Materials                                                     2.2
Communications                                                         8.3
Computer Software & Services                                           3.2
Electronics                                                           11.2
Environmental Controls                                                 2.4
Financial Services                                                     3.6
Heavy Machinery                                                        1.9
Insurance                                                              5.4
Media--Broadcasting & Publishing                                       8.2
Oil & Gas                                                              7.1
Pharmaceuticals                                                        9.9
Radio Telephone Communications                                         4.2
Retailers                                                              7.4
Telecommunications                                                     1.3
Telephone Communications, exc. Radio                                   6.4
Short-Term Investments                                                 9.5
                                                               -----------
   Total                                                             109.7%
                                                               ===========

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

INTERNATIONAL

TCW Galileo Select International Growth Equities Fund

Schedule of Investments (Unaudited)

    NUMBER OF
     SHARES         COMMON STOCK                                                                             VALUE
------------------------------------------------------------------------------------------------------------------------
                    DENMARK (COST: $171,637) (1.8% OF NET ASSETS)
            6,000   TDC A/S                                                                            $         203,937
                                                                                                       -----------------
                    FINLAND (COST: $364,414) (3.0%)
           23,200   Nokia OYJ                                                                                    328,726
                                                                                                       -----------------
                    FRANCE (18.1%)
           16,700   Alcatel S.A.                                                                                 248,838*+
           13,600   Axa S.A.                                                                                     286,444+
            2,592   Lafarge S.A.                                                                                 215,948+
            2,897   Lagardere Groupe                                                                             174,507
            4,700   PSA Peugeot Citroen                                                                          252,521
            1,890   Total S.A.                                                                                   349,588
           10,100   Veolia Environment                                                                           268,663*
            8,300   Vivendi Universal S.A.                                                                       208,843*
                                                                                                       -----------------
                    TOTAL FRANCE (COST: $1,472,986)                                                            2,005,352
                                                                                                       -----------------
                    GERMANY (9.4%)
            4,250   Deutsche Bank AG                                                                             350,260
           13,500   Infineon Technologies AG                                                                     172,998*
            2,230   SAP AG                                                                                       335,755
            2,550   Siemens AG                                                                                   183,103
                                                                                                       -----------------
                    TOTAL GERMANY (COST: $781,469)                                                             1,042,116
                                                                                                       -----------------
                    GREAT BRITAIN (18.3%)
           31,300   AMVESCAP PLC                                                                                 206,341
           17,500   British Sky Broadcasting PLC                                                                 206,684
           49,000   EasyJet PLC                                                                                  256,989*
           16,398   GlaxoSmithKline PLC                                                                          339,357
           24,846   Pearson PLC                                                                                  289,919
            9,262   The Royal Bank of Scotland Group PLC                                                         278,071
          187,977   Vodafone Group PLC                                                                           456,688
                                                                                                       -----------------
                    TOTAL GREAT BRITAIN (COST: $1,684,444)                                                     2,034,049
                                                                                                       -----------------
                    IRELAND (COST: $282,651) (3.2%)
           28,900   Bank of Ireland                                                                              350,596
                                                                                                       -----------------
                    JAPAN (24.1%)
               37   Dentsu, Incorporated                                                                         103,602
               37   Dentsu, Incorporated                                                                         103,602*^^
            6,900   Fanuc, Limited                                                                               422,672
           10,000   Fuji Photo Film Company                                                                      321,689
            6,000   Ito-Yokado Company, Limited                                                                  249,558
           22,000   Matsushita Electric Industrial Company, Limited                                              323,157
               33   Mitsubishi Tokyo Financial Group, Incorporated                                               293,652
              220   NTT Docomo, Incorporated                                                                     436,591
           10,400   Shin-Etsu Chemical Company, Limited                                                          420,316
                                                                                                       -----------------
                    TOTAL JAPAN (COST: $2,048,291)                                                             2,674,839
                                                                                                       -----------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

    NUMBER OF
     SHARES         COMMON STOCK                                                                             VALUE
------------------------------------------------------------------------------------------------------------------------
                    NETHERLANDS (9.3%)
           11,483   Koninklijke (Royal) Philips Electronics, N.V.                                      $         312,746
            8,700   Royal Dutch Petroleum Company                                                                423,112
           13,400   ST Microelectronics, N.V.                                                                    295,403*
                                                                                                       -----------------
                    TOTAL NETHERLANDS (COST: $909,771)                                                         1,031,261
                                                                                                       -----------------
                    SOUTH KOREA (COST: $57,892) (1.1%)
              250   Samsung Electronics Company, Limited                                                         118,677
                                                                                                       -----------------
                    SPAIN (COST: $89,800) (1.3%)
            9,703   Telefonica S.A.                                                                              144,347
                                                                                                       -----------------
                    SWITZERLAND (8.4%)
            3,100   Roche Holding AG                                                                             325,158
              245   Serono S.A.                                                                                  146,819
            2,380   UBS AG                                                                                       169,148+
            1,830   Zurich Financial Services AG                                                                 289,334*
                                                                                                       -----------------
                    TOTAL SWITZERLAND (COST: $626,667)                                                           930,459
                                                                                                       -----------------
                    TAIWAN (COST: $85,372) (1.2%)
           26,407   United Microelectronics Corporation (ADR)                                                    137,316*
                                                                                                       -----------------
                    TOTAL COMMON STOCK (COST: $8,575,394) (99.2%)                                             11,001,675
                                                                                                       -----------------
    PRINCIPAL
     AMOUNT         CONVERTIBLE CORPORATE BOND
------------------------------------------------------------------------------------------------------------------------
                    FRANCE (COST: $29,394) (0.4%)
EUR         1,968   Axa S.A., 0%, due 12/21/04                                                                    39,445*
                                                                                                       -----------------
                    TOTAL CONVERTIBLE CORPORATE BOND (COST: $29,394) (0.4%)                                       39,445
                                                                                                       -----------------

                    SHORT-TERM INVESTMENTS
------------------------------------------------------------------------------------------------------------------------
$          11,176   Bank of America, 1.05%, due 05/03/04                                                          11,176**
              965   Bank of Montreal, 1.02%, due 05/21/04                                                            965**
           33,529   Bank of Nova Scotia, 1.04%, due 07/06/04                                                      33,529**
           11,176   Bank of Scotland, 1.08%, due 07/29/04                                                         11,176**
           11,176   Bear Stearns & Co., 1.135%, due 06/10/04                                                      11,176**
           21,235   BGI Prime Money Market Fund, 1.016%, due 05/03/04                                             21,235**
           44,705   BNP Paribas, 1.01%, due 05/05/04                                                              44,705**
           27,941   BNP Paribas, 1.01%, due 05/18/04                                                              27,941**
           22,352   Canadian Imperial Bank of Commerce, 1.095%, due 11/04/04                                      22,352**
           22,352   Citigroup, Inc., 1.03%, due 06/14/04                                                          22,352**
           61,471   Citigroup, Inc., 1.035%, due 06/24/04                                                         61,471**
            6,706   Credit Agricole Indosuez, 1%, due 05/07/04                                                     6,706**
           16,764   Credit Suisse First Boston Corp., 1.07%, due 09/08/04                                         16,764**
           39,066   Delaware Funding Corp., 1.031%, due 05/24/04                                                  39,066**
           22,352   Den Danske Bank, 1.02%, due 05/18/04                                                          22,352**
           16,764   Den Danske Bank, 1.02%, due 05/20/04                                                          16,764**

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

    PRINCIPAL
     AMOUNT         SHORT-TERM INVESTMENTS                                                                   VALUE
------------------------------------------------------------------------------------------------------------------------
$           5,588   Deutsche Bank, 1.05%, due 10/12/04                                                 $           5,588**
           16,764   Falcon Asset Securitization Corp., 1.031%, due 05/13/04                                       16,764**
           11,176   Fleet National Bank, 1%, due 07/21/04                                                         11,176**
           23,343   Investors Bank & Trust Depository Reserve, 0.75%, due 05/03/04                                23,343
           27,885   Jupiter Securitization Corp., 1.031%, due 05/26/04                                            27,885**
            5,588   Jupiter Securitization Corp., 1.031%, due 05/28/04                                             5,588**
           28,835   Merrill Lynch Premier Institutional Fund, 0.973%, due 05/03/04                                28,835**
          145,291   Merrimac Cash Fund-Premium Class, 0.987%, due 05/03/04                                       145,291**
           33,529   Royal Bank of Canada, 1.05%, due 07/08/04                                                     33,529**
           13,411   Royal Bank of Scotland, 1.05%, due 07/07/04                                                   13,411**
           44,705   Royal Bank of Scotland, 1.05%, due 07/15/04                                                   44,705**
           27,941   Sheffiled Receivables Corp., 1.031%, due 05/07/04                                             27,941**
           33,565   TCW Galileo Money Market Fund                                                                 33,565
           55,881   Toronto Dominion Bank, 1.09%, due 08/02/04                                                    55,881**
           11,176   Wells Fargo & Co., 1.02%, due 05/14/04                                                        11,176**
                                                                                                       -----------------
                    TOTAL SHORT-TERM INVESTMENTS (COST: $854,408) (7.7%)                                         854,408
                                                                                                       -----------------
                    TOTAL INVESTMENTS (COST: $9,459,196) (107.3%)                                             11,895,528
                    LIABILITIES IN EXCESS OF OTHER ASSETS (- 7.3%)                                              (807,422)
                                                                                                       -----------------
                    NET ASSETS (100.0%)                                                                $      11,088,106
                                                                                                       =================

NOTES TO THE SCHEDULE OF INVESTMENTS:
ADR - AMERICAN DEPOSITARY RECEIPT. SHARES OF A FOREIGN BASED CORPORATION HELD
      IN U.S. BANKS ENTITLING THE SHAREHOLDER TO ALL DIVIDENDS AND CAPITAL
      GAINS.
EUR - EURO CURRENCY
    * NON-INCOME PRODUCING.
   ** REPRESENTS INVESTMENTS OF SECURITY LENDING COLLATERAL (NOTE 3).
   ^^ WHEN-ISSUED SECURITY TO BE DELIVERED AND SETTLED AFTER APRIL 30, 2004.
    + SECURITY PARTIALLY OR FULLY LENT (NOTE 3).

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

INTERNATIONAL

TCW Galileo Select International Growth Equities Fund

Investments by Industry (Unaudited)                               April 30, 2004

                                                               PERCENTAGE OF
INDUSTRY                                                        NET ASSETS
-----------------------------------------------------------------------------
Advertising                                                            1.9%
Airlines                                                               2.3
Automotive                                                             2.3
Banking                                                               13.0
Building Materials                                                     1.9
Chemicals                                                              3.8
Communications                                                         5.2
Computer Software & Services                                           3.0
Electrical Equipment                                                   1.2
Electronics                                                           14.8
Entertainment & Leisure                                                2.9
Environmental Controls                                                 2.4
Financial Services                                                     1.9
Heavy Machinery                                                        1.7
Insurance                                                              5.6
Media--Broadcasting & Publishing                                       7.9
Oil & Gas                                                              7.0
Pharmaceuticals                                                        7.3
Radio Telephone Communications                                         8.1
Retailers                                                              2.3
Telephone Communications, exc. Radio                                   3.1
Short-Term Investments                                                 7.7
                                                               -----------
   Total                                                             107.3%
                                                               ===========

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

INTERNATIONAL

TCW Galileo Funds, Inc.

Statements of Assets and Liabilities (Unaudited)                  April 30, 2004

                                                                                                                TCW GALILEO
                                                                   TCW GALILEO   TCW GALILEO      TCW GALILEO      SELECT
                                                     TCW GALILEO    EMERGING      EMERGING         EUROPEAN     INTERNATIONAL
                                                     ASIA PACIFIC    MARKETS       MARKETS          GROWTH         GROWTH
                                                      EQUITIES      EQUITIES       INCOME          EQUITIES       EQUITIES
                                                        FUND          FUND          FUND             FUND           FUND
                                                     -----------   -----------   -----------      -----------   -------------
                                                                           DOLLAR AMOUNTS IN THOUSANDS
                                                                            (EXCEPT PER SHARE AMOUNTS)
ASSETS
   Investments, at Value (1)                         $    11,886   $    22,412   $    57,883      $     9,609   $      11,896
   Receivables for Securities Sold                            56           209         1,076              108              90
   Receivables for Fund Shares Sold                           --            --           442               --               1
   Interest and Dividends Receivable                          41           134           706               33              35
   Unrealized Appreciation of Forward Foreign
     Currency Contracts (Note 10)                             --            --           242               --              --
   Foreign Tax Reclaim Receivable                             --            16            --                9              13
                                                     -----------   -----------   -----------      -----------   -------------
     Total Assets                                         11,983        22,771        60,349            9,759          12,035
                                                     -----------   -----------   -----------      -----------   -------------
LIABILITIES
   Distribution Payable                                       --            --            30               --              --
   Payables for Securities Purchased                         236           200         5,369              100             103
   Payables for Fund Shares Redeemed                          --           205           100               13               7
   Payables Upon Return of Securities Loaned                  --         2,119            --              825             798
   Unrealized Depreciation of Forward Foreign
     Currency Contracts (Note 10)                             --            --           580               --              --
   Accrued Management Fees                                     7            18            34               --              --
   Accrued Capital Gain Withholding Taxes                      5            32            --               --              --
   Other Accrued Expenses                                     49            48            48               60              39
                                                     -----------   -----------   -----------      -----------   -------------
     Total Liabilities                                       297         2,622         6,161              998             947
                                                     -----------   -----------   -----------      -----------   -------------
NET ASSETS                                           $    11,686   $    20,149   $    54,188      $     8,761   $      11,088
                                                     ===========   ===========   ===========      ===========   =============
NET ASSETS CONSIST OF:
   Paid-in Capital                                   $     9,575   $    36,828   $    51,420      $    18,918   $      20,588
   Undistributed Net Realized Gain (Loss) on
     Investments and Foreign Currency                        568       (19,741)          162          (11,700)        (15,294)
   Unrealized Appreciation on Investments,
     Foreign Currency and Currency Contracts (2)           1,942         2,916           264            1,607           2,436
   Undistributed Net Investment Income (Loss)               (399)          146         2,342              (64)          3,358
                                                     -----------   -----------   -----------      -----------   -------------
NET ASSETS                                           $    11,686   $    20,149   $    54,188      $     8,761   $      11,088
                                                     ===========   ===========   ===========      ===========   =============
NET ASSETS ATTRIBUTABLE TO:
   I Class Shares                                    $    11,686   $    20,149   $    54,188      $     8,761   $      11,088
                                                     ===========   ===========   ===========      ===========   =============
   N Class Shares                                    $        --   $        --   $        --(3)   $        --   $          --(3)
                                                     ===========   ===========   ===========      ===========   =============
   K Class Shares                                    $        --   $        --   $        --      $        --   $          --(3)
                                                     ===========   ===========   ===========      ===========   =============
CAPITAL SHARES OUTSTANDING:
   I Class                                             1,280,017     2,088,200     7,194,710          969,617       1,150,583
                                                     ===========   ===========   ===========      ===========   =============
   N Class                                                    --            --            13               --              15
                                                     ===========   ===========   ===========      ===========   =============
   K Class                                                    --            --            --               --              14
                                                     ===========   ===========   ===========      ===========   =============
NET ASSET VALUE PER SHARE:
   I Class                                           $      9.13   $      9.65   $      7.53      $      9.04   $        9.64
                                                     ===========   ===========   ===========      ===========   =============
   N Class                                           $        --   $        --   $      7.61      $        --   $        9.64
                                                     ===========   ===========   ===========      ===========   =============
   K Class                                           $        --   $        --   $        --      $        --   $        9.64
                                                     ===========   ===========   ===========      ===========   =============

(1) THE IDENTIFIED COST FOR THE TCW GALILEO ASIA PACIFIC EQUITIES FUND, THE TCW GALILEO EMERGING MARKETS EQUITIES FUND, THE TCW GALILEO EMERGING MARKETS INCOME FUND, THE TCW GALILEO EUROPEAN GROWTH EQUITIES FUND AND THE TCW GALILEO SELECT INTERNATIONAL GROWTH EQUITIES FUND AT APRIL 30, 2004 WAS $9,939, $19,464, $57,281, $8,002 AND $9,459, RESPECTIVELY.
(2) NET OF CAPITAL GAIN WITHHOLDING TAXES OF $5 AND $32 FOR THE TCW GALILEO ASIA PACIFIC EQUITIES FUND AND THE TCW GALILEO EMERGING MARKETS EQUITIES FUND, RESPECTIVELY.
(3)  AMOUNTS ROUND TO LESS THAN $1.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

INTERNATIONAL

TCW Galileo Funds, Inc.

Statements of Operations (Unaudited)             Six Months Ended April 30, 2004

                                                                                                                 TCW GALILEO
                                                                   TCW GALILEO   TCW GALILEO      TCW GALILEO      SELECT
                                                     TCW GALILEO    EMERGING      EMERGING         EUROPEAN     INTERNATIONAL
                                                     ASIA PACIFIC    MARKETS       MARKETS          GROWTH         GROWTH
                                                      EQUITIES      EQUITIES       INCOME          EQUITIES       EQUITIES
                                                        FUND          FUND          FUND             FUND           FUND
                                                     -----------   -----------   -----------      -----------   -------------
                                                                           DOLLAR AMOUNTS IN THOUSANDS
INVESTMENT INCOME
INCOME:
   Dividends (1)                                     $       130   $       336   $        --      $        80   $          82
   Interest                                                   10             1         2,697               --             105
   Security Lending Income                                    --             3            --                1               1
                                                     -----------   -----------   -----------      -----------   -------------
     Total                                                   140           340         2,697               81             188
                                                     -----------   -----------   -----------      -----------   -------------
EXPENSES:
   Management Fees                                            64           103           190               33              50
   Accounting Service Fees                                     2             3             6                1               4
   Administration Fees                                         7            11            11                9              21
   Transfer Agent Fees:
     I Class                                                  13            14            17               13              14
   Custodian Fees                                             26            22            16               22              35
   Professional Fees                                          13            13            14               14              15
   Directors' Fees & Expenses                                  3             3             3                3               3
   Registration Fees:
     I Class                                                   7             5             9                7               3
     N Class                                                  --            --            --               --               7
     K Class                                                  --            --            --               --              17
   Other                                                       5             7            17                4               6
                                                     -----------   -----------   -----------      -----------   -------------
     Total                                                   140           181           283              106             175
     Less Expenses Borne by Investment Advisor:
        I Class                                                3            --            --               24              35
        N Class                                               --            --            --               --               7
        K Class                                               --            --            --               --              17
                                                     -----------   -----------   -----------      -----------   -------------
        Net Expenses                                         137           181           283               82             116
                                                     -----------   -----------   -----------      -----------   -------------
   Net Investment Income (Loss)                                3           159         2,414               (1)             72
                                                     -----------   -----------   -----------      -----------   -------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS AND FOREIGN CURRENCY
   TRANSACTIONS
   Net Realized Gain (Loss) on:
     Investments                                           1,250         2,469         1,268              569           3,596
     Foreign Currency                                         (7)          (17)         (171)             (18)            (74)
   Change in Unrealized Appreciation
     (Depreciation) on:
     Investments (2)                                        (866)       (1,029)       (2,097)             257          (2,081)
     Foreign Currency and Currency Contracts                  --            --          (290)              (1)             (1)
                                                     -----------   -----------   -----------      -----------   -------------
   Net Realized and Unrealized Gain (Loss) on
     Investments and Foreign Currency Transactions           377         1,423        (1,290)             807           1,440
                                                     -----------   -----------   -----------      -----------   -------------
INCREASE IN NET ASSETS RESULTING
   FROM OPERATIONS                                   $       380   $     1,582   $     1,124      $       806   $       1,512
                                                     ===========   ===========   ===========      ===========   =============

(1) NET OF FOREIGN TAXES WITHHELD. TOTAL AMOUNT WITHHELD FOR THE TCW GALILEO ASIA PACIFIC EQUITIES FUND, THE TCW GALILEO EMERGING MARKETS EQUITIES FUND, THE TCW GALILEO EUROPEAN GROWTH EQUITIES FUND AND THE TCW GALILEO SELECT INTERNATIONAL GROWTH EQUITIES FUND WAS $11, $42, $11 AND $11, RESPECTIVELY.
(2) NET OF CHANGE IN CAPITAL GAIN WITHHOLDING TAXES OF $5 AND $32 FOR THE TCW GALILEO ASIA PACIFIC EQUITIES FUND AND THE TCW GALILEO EMERGING MARKETS EQUITIES FUND, RESPECTIVELY.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

INTERNATIONAL

TCW Galileo Funds, Inc.

Statements of Changes in Net Assets

                                                                                 TCW GALILEO                  TCW GALILEO
                                                                                ASIA PACIFIC                EMERGING MARKETS
                                                                                EQUITIES FUND                EQUITIES FUND
                                                                          --------------------------   --------------------------
                                                                          SIX MONTHS                   SIX MONTHS
                                                                             ENDED                        ENDED
                                                                           APRIL 30,     YEAR ENDED     APRIL 30,     YEAR ENDED
                                                                             2004        OCTOBER 31,      2004        OCTOBER 31,
                                                                          (UNAUDITED)       2003       (UNAUDITED)       2003
                                                                          -----------    -----------   -----------    -----------
                                                                                        DOLLAR AMOUNTS IN THOUSANDS
OPERATIONS
   Net Investment Income                                                  $         3    $        30   $       159    $       174
   Net Realized Gain (Loss) on Investments and
     Foreign Currency Transactions                                              1,243            288         2,452         (2,535)
   Change in Unrealized Appreciation (Depreciation) on Investments               (866)         2,944        (1,029)         8,568
                                                                          -----------    -----------   -----------    -----------
   Increase in Net Assets Resulting from Operations                               380          3,262         1,582          6,207
                                                                          -----------    -----------   -----------    -----------
DISTRIBUTIONS TO SHAREHOLDERS
   Distributions from Net Investment Income:
     I Class                                                                      (45)            --          (153)          (311)
                                                                          -----------    -----------   -----------    -----------
NET CAPITAL SHARE TRANSACTIONS
     I Class                                                                     (783)            93          (647)       (11,033)
   Redemption Fees (Note 2)                                                         2             --            --             --
                                                                          -----------    -----------   -----------    -----------
   Increase (Decrease) in Net Assets Resulting from Net Capital
     Share Transactions                                                          (781)            93          (647)       (11,033)
                                                                          -----------    -----------   -----------    -----------
   Increase (Decrease) in Net Assets                                             (446)         3,355           782         (5,137)
NET ASSETS
   Beginning of Period                                                         12,132          8,777        19,367         24,504
                                                                          -----------    -----------   -----------    -----------
   End of Period                                                          $    11,686    $    12,132   $    20,149    $    19,367
                                                                          ===========    ===========   ===========    ===========

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                               TCW GALILEO                   TCW GALILEO                   TCW GALILEO
                                            EMERGING MARKETS               EUROPEAN GROWTH             SELECT INTERNATIONAL
                                               INCOME FUND                  EQUITIES FUND              GROWTH EQUITIES FUND
                                      -----------------------------   --------------------------    --------------------------
                                      SIX MONTHS                      SIX MONTHS                    SIX MONTHS
                                         ENDED                           ENDED                         ENDED
                                       APRIL 30,        YEAR ENDED     APRIL 30,     YEAR ENDED      APRIL 30,     YEAR ENDED
                                         2004           OCTOBER 31,      2004        OCTOBER 31,        2004       OCTOBER 31,
                                      (UNAUDITED)           2003      (UNAUDITED)        2003       (UNAUDITED)       2003
                                      -----------       -----------   -----------    -----------    -----------    -----------
                                                                    DOLLAR AMOUNTS IN THOUSANDS
OPERATIONS
   Net Investment Income (Loss)       $     2,414       $     6,569   $        (1)   $        23    $        72    $         6
   Net Realized Gain (Loss) on
     Investments and Foreign
     Currency Transactions                  1,097            13,061           551           (308)         3,522         (6,518)
   Change in Unrealized
     Appreciation (Depreciation)
     on Investments and Foreign
     Currency Transactions                 (2,387)            1,463           256          1,814         (2,082)         9,326
                                      -----------       -----------   -----------    -----------    -----------    -----------
   Increase in Net Assets Resulting
     from Operations                        1,124            21,093           806          1,529          1,512          2,814
                                      -----------       -----------   -----------    -----------    -----------    -----------
DISTRIBUTIONS TO SHAREHOLDERS
   Distributions from Net
     Investment Income:
     I Class                               (1,571)           (5,503)          (15)            --             --             --
   Distributions from Net Realized
     Gain:
     I Class                              (10,302)           (1,414)           --             --             --             --
                                      -----------       -----------   -----------    -----------    -----------    -----------
   Total Distributions to
     Shareholders                         (11,873)           (6,917)          (15)            --             --             --
                                      -----------       -----------   -----------    -----------    -----------    -----------
NET CAPITAL SHARE TRANSACTIONS
     I Class                               18,134           (49,140)           19         (1,139)       (15,630)       (14,269)
     N Class                                   --(1)             --            --           (386)            --             --(1)
     K Class                                   --                --            --             --             --             --(1)
   Redemption Fees (Note 2)                     9                --            --             --             --             --
                                      -----------       -----------   -----------    -----------    -----------    -----------
   Increase (Decrease) in Net
     Assets Resulting from Net
     Capital Share Transactions            18,143           (49,140)           19         (1,525)       (15,630)       (14,269)
                                      -----------       -----------   -----------    -----------    -----------    -----------
   Increase (Decrease) in Net
     Assets                                 7,394           (34,964)          810              4        (14,118)       (11,455)
NET ASSETS
   Beginning of Period                     46,794            81,758         7,951          7,947         25,206         36,661
                                      -----------       -----------   -----------    -----------    -----------    -----------
   End of Period                      $    54,188       $    46,794   $     8,761    $     7,951    $    11,088    $    25,206
                                      ===========       ===========   ===========    ===========    ===========    ===========

(1)  AMOUNTS ROUND TO LESS THAN $1.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

INTERNATIONAL

TCW Galileo Funds, Inc.

Notes to Financial Statements (Unaudited)

     NOTE 1 -- ORGANIZATION

     TCW Galileo Funds, Inc., a Maryland corporation (the "Company"), is an open-end management investment company registered under the Investment Company Act of 1940, (the "1940 Act"), as amended, that currently offers a selection of 25 no-load mutual funds known as the TCW Galileo Funds (the "Funds"). TCW Investment Management Company (the "Advisor") is the investment advisor to the Funds and is registered under the Investment Advisors Act of 1940. Societe Generale Asset Management International Ltd. ("SGUK") (regulated by the Financial Services Authority in the United Kingdom) is a sub-advisor to the TCW Galileo Emerging Markets Equities Fund, the TCW Galileo European Growth Equities Fund and the TCW Galileo Select International Growth Equities Fund. SGY Asset Management (Singapore) Ltd. ("SGY") is a sub-advisor to the TCW Galileo Asia Pacific Equities Fund. The Advisor, SGUK and SGY are the second-tier subsidiaries of Societe Generale Asset Management, S.A. Each Fund has distinct investment objectives. The following are the objectives for the Funds that are covered in this report.

     TCW GALILEO FUND                           INVESTMENT OBJECTIVE
     ----------------                           --------------------------------
     NON-DIVERSIFIED EQUITY FUNDS

     TCW Galileo Asia Pacific Equities Fund     Seeks long-term capital
                                                appreciation by investing in
                                                equity securities of companies
                                                in the Asia Pacific Region,
                                                except Australia, Japan, and New
                                                Zealand, or securities
                                                convertible into such equity
                                                securities.

     TCW Galileo Emerging Markets Equities      Seeks long-term capital
       Fund                                     appreciation by investing in
                                                equity securities of companies
                                                in emerging market countries
                                                around the world.

     TCW Galileo European Growth Equities       Seeks long-term capital
       Fund                                     appreciation by investing in
                                                equity securities issued by
                                                European companies.

     TCW Galileo Select International Growth    Seeks long-term capital
       Equities Fund                            appreciation by investing in
                                                equity securities of non-U.S.
                                                companies in both developed and
                                                emerging market countries around
                                                the world.

     NON-DIVERSIFIED FIXED INCOME FUND

     TCW Galileo Emerging Markets Income        Seeks total return from current
       Fund                                     income and capital appreciation
                                                by investing in debt securities
                                                issued by emerging market
                                                country governments, their
                                                agencies, instrumentalities or
                                                private corporate issuers.

     The TCW Galileo Select International Growth Equities Fund offers three classes of shares: I Class, N Class, and K Class. The TCW Galileo Emerging Markets Income Fund offers two classes of shares: I Class and N Class. All other international funds offer only the I class shares. The Classes are substantially the same except that the N Class shares are subject to a distribution fee and the K Class shares are subject to a distribution fee and an administrative services fee. I Class shares are not subject to these fees.

     The TCW Galileo Emerging Markets Income Fund began offering N Class shares on March 1, 2004.

     NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies which are in conformity with accounting principles generally accepted in the United States of America and which are consistently followed by the Funds in the preparation of their financial statements.

     PRINCIPLES OF ACCOUNTING: The Funds use the accrual method of accounting for financial reporting purposes.

     SECURITY VALUATIONS: Securities listed or traded on the New York, American or other stock exchanges are valued at the latest sale price on that exchange (if there were no sales that day, the security is valued at the latest bid price). All other securities for which over-the-counter market quotations are readily available, are valued at the latest bid price.

     Securities for which market quotations are not readily available, including circumstances under which it is determined by the Advisor that sale or bid prices are not reflective of a security's market value, are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Company's Board of Directors.

     Short-term debt securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost. Other short-term debt securities are valued on a marked-to-market basis until such time as they reach a remaining maturity of 60 days, whereupon they will be valued at amortized value using their value of the 61st day prior to maturity.

     REDEMPTION FEES: The International Funds impose a short-term redemption fee on shares owned less than 90 days equal to 2% of the value of the shares redeemed. Redemption fees are recorded by the Funds as additional paid-in-capital. For the six months ended April 30, 2004, the redemption fees were as follows (amounts in thousands):

                                                                 REDEMPTION FEES
                                                                 ---------------
     TCW Galileo Asia Pacific Equities Fund                           $   2
     TCW Galileo Emerging Markets Income Fund                             9

     SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME: Security transactions are recorded as of the trade date. Dividend income is recorded on the ex-dividend date. Interest income is recognized on an accrual basis. Premiums and discounts on securities purchased are amortized using a constant yield to maturity method. Realized gains and losses on investments are recorded on the basis of specific identification.

     FOREIGN CURRENCY TRANSLATION: The books and records of each fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, and other assets and liabilities stated in foreign currencies, are translated using the daily spot rate; and (2) purchases, sales, income and expenses are translated at the rate of exchange prevailing on the respective dates of such transactions. The resultant exchange gains and losses are included in the Statements of Operations with the related net realized gain or loss. Pursuant to U.S. federal income tax regulations, certain foreign exchange gains and losses included in realized and unrealized gains and losses are included in, or are a reduction of, ordinary income for federal income tax purposes. It is not practicable to separately identify that portion of gains and losses of the funds that arise as a result of changes in the exchange rates from the fluctuations that arise from changes in market prices of investments during the year.

     FORWARD FOREIGN CURRENCY CONTRACTS: Certain funds may enter into forward foreign currency contracts as a hedge against fluctuations in foreign exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in market value is recorded by the fund as an unrealized gain or loss. When the contract is closed or delivery is taken, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of the foreign currency relative to the U.S. dollar (see Note 10).

     REPURCHASE AGREEMENTS: The Funds may invest in repurchase agreements secured by U.S. Government obligations and by other securities. Securities pledged as collateral for repurchase agreements are held by the Funds' custodian bank until maturity of the repurchase agreements. Provisions of the agreements ensure that the market value of the collateral is sufficient in the event of default; however, in the event of default or bankruptcy by the other party to the agreements, realization and/or retention of the collateral may be subject to legal proceedings. There are no repurchase agreements outstanding at April 30, 2004.

     SECURITY LENDING: The Funds may lend their securities to qualified brokers. The loans are collateralized at all times with cash or other money market instruments or U.S. Government securities with a market value at least equal to the market value of the securities on loan. As with any extensions of credit, the Funds may bear the risk of delay in recovery or even loss of rights in the collateral if the borrowers of the securities fail financially. The Funds earn additional income for lending their securities by investing the cash collateral in short-term obligations.

     OPTIONS: Premiums received from call options written are recorded as a liability. The amount of the liability is subsequently adjusted to reflect the current market value of the option written. If the option expires unexercised, premiums received are realized as again at expiration date. If the position is closed prior to expiration, a gain or loss is realized based on premiums received, less the cost to close the option. When an option is exercised, premiums received are added to the proceeds from the sale of the underlying securities and a gain or loss is realized. Call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by premiums paid.

     ALLOCATION OF OPERATING ACTIVITY FOR MULTIPLE CLASSES: Investment income, common expenses and realized gains and losses are allocated among the classes of shares of the fund based on the relative net assets of each class. Distribution fees, which are directly attributable to a class of shares are charged to the operations of the class. All other expenses are charged to each fund as incurred on a specific identification basis. Differences in class specific fees and expenses will result in differences in net investment income and therefore, the payment of different per share dividends per class (see Note 6).

     USE OF ESTIMATES: The preparation of the accompanying financial statements requires management to make estimates and assumptions that affect the reported amount of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

     NET ASSET VALUE: The Net Asset Value of each fund's shares is determined by dividing the net assets of the fund by the number of issued and outstanding shares on each business day as of 1:00 P.M. Pacific Standard/Daylight Time.

     DIVIDENDS AND DISTRIBUTIONS: Distributions to shareholders are recorded on the ex-dividend date. The TCW Galileo Emerging Markets Income Fund declares and pays, or reinvests, dividends from net investment income monthly. All other funds declare and pay, or reinvest, dividends from net investment income annually. Any net long-term and net short-term capital gains earned by a fund will be distributed at least annually.

     Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for foreign currency transactions, market discount, losses deferred to wash sales, excise tax regulations and employing equalization in determining amounts to be distributed to fund shareholders. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid-in capital and may impact net investment income per share. Undistributed net investment income may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

     NOTE 3 -- SECURITY LENDING

     The Funds listed below have outstanding securities on loan at April 30, 2004. The loans were collateralized with cash which were invested in short-term obligations. Income from these investments, net of broker fees, is shown on the Statement of Operations (amounts in thousands).

                                                              MARKET VALUE OF
                                                             LOANED SECURITIES   COLLATERAL VALUE
                                                             -----------------   ----------------
     TCW Galileo Emerging Markets Equities Fund                  $   2,040           $   2,119
     TCW Galileo European Growth Equities Fund                         782                 825
     TCW Galileo Select International Growth Equities Fund             754                 798

     NOTE 4 -- FEDERAL INCOME TAXES

     It is the policy of each fund to comply with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net taxable income, including any net realized gains on investments, to its shareholders. Therefore, no federal income tax provision is required.

     At April 30, 2004, net unrealized appreciation (depreciation) on investments for federal income tax purposes was as follows (amounts in thousands):

                                        TCW GALILEO     TCW GALILEO     TCW GALILEO
                                           ASIA          EMERGING        EMERGING
                                          PACIFIC         MARKETS         MARKETS
                                       EQUITIES FUND   EQUITIES FUND    INCOME FUND
                                       -------------   -------------   -------------
     Unrealized Appreciation             $   2,448       $   4,133       $   3,442
     Unrealized (Depreciation)                (501)         (1,185)         (1,334)
                                         ---------       ---------       ---------
     Net Unrealized Appreciation         $   1,947       $   2,948       $   2,108
                                         =========       =========       =========

     Cost of Investments for Federal
        Income Tax Purposes              $   9,939       $  19,464       $  56,010
                                         =========       =========       =========

                                                                        TCW GALILEO
                                                        TCW GALILEO        SELECT
                                                         EUROPEAN      INTERNATIONAL
                                                          GROWTH          GROWTH
                                                       EQUITIES FUND   EQUITIES FUND
                                                       -------------   -------------
     Unrealized Appreciation                             $   1,726       $   2,531
     Unrealized (Depreciation)                                (119)            (94)
                                                         ---------       ---------
     Net Unrealized Appreciation                         $   1,607       $   2,437
                                                         =========       =========

     Cost of Investments for Federal
        Income Tax Purposes                              $   7,999       $   9,459
                                                         =========       =========

     At April 30, 2004, the following Funds had net realized loss carryforwards for federal income tax purposes (amounts in thousands):

                                                                        EXPIRING IN
                                        --------------------------------------------------------------------------
                                          2004       2005       2006       2007       2009       2010       2011
                                        --------   --------   --------   --------   --------   --------   --------
     TCW Galileo Asia Pacific
        Equities Fund                   $     --   $     --   $     --   $     --   $    534   $    106   $     --
     TCW Galileo Emerging Markets
        Equities Fund                      3,457      4,623      3,399      2,300      3,732      1,564      2,478
     TCW Galileo European Growth
        Equities Fund                         --         --         --         --      8,605      3,067        213
     TCW Galileo Select International
        Growth Equities Fund                  --         --         --         --      1,724     10,080      5,651

     NOTE 5 -- FUND EXPENSES

     The Funds pay to the Advisor, as compensation for services rendered, facilities furnished and expenses borne by it, the following annual management fees as a percentage of daily net asset value:

     TCW Galileo Asia Pacific Equities Fund                               1.00%
     TCW Galileo Emerging Markets Equities Fund                           1.00%
     TCW Galileo Emerging Markets Income Fund                             0.75%
     TCW Galileo European Growth Equities Fund                            0.75%
     TCW Galileo Select International Growth Equities Fund                0.75%

     The operating expenses for the following funds (each share class) are limited to the average of the total expense ratios as reported by Lipper, Inc. for each fund's respective investment objective, which is subject to change on a monthly basis. This expense limitation is voluntary and is terminable on a six months notice. At April 30, 2004 the average expense ratios reported by Lipper, Inc. as they relate to each fund were:

     TCW Galileo Asia Pacific Equities Fund                                2.02%
     TCW Galileo Emerging Markets Equities Fund                            2.11%
     TCW Galileo Emerging Markets Income Fund                              1.50%
     TCW Galileo European Growth Equities Fund                             1.79%
     TCW Galileo Select International Growth Equities Fund                 1.75%

     Certain officers and/or directors of the Company are officers and/or directors of the Advisor.

     NOTE 6 -- DISTRIBUTION PLAN

     TCW Brokerage Services ("Distributor"), an affiliate of the Advisor, serves as the non-exclusive distributor of each class of the Company's shares. The Company has a distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to the N Class and K Class shares of each fund. Under the terms of the plan, each Fund compensates the distributor at a rate equal to 0.25% of the average daily net assets of the fund attributable to its N Class and K Class shares for distribution and related services.

     The K Class shares are also subject to an administrative services fee. The Distributor receives an administrative services fee at an annual rate of up to 0.50% of the average daily net assets of each fund for procuring recordkeeping, subaccounting and other administrative services to investors of the fund. The Distributor expects to use a significant portion of this fee to compensate retirement plan service providers, brokers, bank trust departments, financial advisors and other financial intermediaries for providing these services to their customers.

     NOTE 7 -- PURCHASES AND SALES OF SECURITIES

     Investment transactions (excluding short-term investments) for the six months ended April 30, 2004, were as follows (amounts in thousands):

                                        TCW GALILEO     TCW GALILEO     TCW GALILEO
                                           ASIA          EMERGING        EMERGING
                                          PACIFIC         MARKETS         MARKETS
                                       EQUITIES FUND   EQUITIES FUND    INCOME FUND
                                       -------------   -------------   -------------
     Purchases at Cost                    $  7,378       $  10,975       $  19,523
                                          ========       =========       =========
     Sales Proceeds                       $  8,381       $  10,913       $  17,954
                                          ========       =========       =========

                                                                        TCW GALILEO
                                                        TCW GALILEO        SELECT
                                                         EUROPEAN      INTERNATIONAL
                                                          GROWTH          GROWTH
                                                       EQUITIES FUND   EQUITIES FUND
                                                       -------------   -------------
     Purchases at Cost                                    $  4,150       $   5,908
                                                          ========       =========
     Sales Proceeds                                       $  4,083       $  21,546
                                                          ========       =========

     There were no purchases or sales of U.S. Government Securities for the six months ended April 30, 2004.

     NOTE 8 -- CAPITAL SHARE TRANSACTIONS

     The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in each fund's shares were as follows:

                                                         SIX MONTHS ENDED
     TCW GALILEO ASIA PACIFIC EQUITIES FUND               APRIL 30, 2004                     YEAR ENDED
     I CLASS                                                (UNAUDITED)                   OCTOBER 31, 2003
                                                  ------------------------------   ------------------------------
                                                                     AMOUNT                           AMOUNT
                                                     SHARES      (IN THOUSANDS)       SHARES      (IN THOUSANDS)
                                                  ------------   ---------------   ------------   ---------------
     Shares Sold                                        43,755   $           410      1,279,920   $         8,860
     Shares Issued upon Reinvestment
       of Dividends                                      4,620                41             --                --
     Shares Redeemed                                  (127,987)           (1,234)    (1,248,484)           (8,767)
                                                  ------------   ---------------   ------------   ---------------
     Net Increase (Decrease)                           (79,612)  $          (783)        31,436   $            93
                                                  ============   ===============   ============   ===============

                                                         SIX MONTHS ENDED
     TCW GALILEO EMERGING MARKETS EQUITIES FUND           APRIL 30, 2004                     YEAR ENDED
     I CLASS                                                (UNAUDITED)                   OCTOBER 31, 2003
                                                  ------------------------------   ------------------------------
                                                                     AMOUNT                           AMOUNT
                                                     SHARES      (IN THOUSANDS)       SHARES      (IN THOUSANDS)
                                                  ------------   ---------------   ------------   ---------------
     Shares Sold                                       183,079   $         1,857      3,908,920   $        25,664
     Shares Issued upon Reinvestment
       of Dividends                                     16,702               152         34,025               223
     Shares Redeemed                                  (274,466)           (2,656)    (5,599,348)          (36,920)
                                                  ------------   ---------------   ------------   ---------------
     Net (Decrease)                                    (74,685)  $          (647)    (1,656,403)  $       (11,033)
                                                  ============   ===============   ============   ===============

                                                         SIX MONTHS ENDED
     TCW GALILEO EMERGING MARKETS INCOME FUND             APRIL 30, 2004                     YEAR ENDED
     I CLASS                                                (UNAUDITED)                   OCTOBER 31, 2003
                                                  ------------------------------   ------------------------------
                                                                     AMOUNT                           AMOUNT
                                                     SHARES      (IN THOUSANDS)       SHARES      (IN THOUSANDS)
                                                  ------------   ---------------   ------------   ---------------
     Shares Sold                                     2,768,078   $        22,183      5,370,251   $        49,723
     Shares Issued upon Reinvestment
       of Dividends                                  1,482,291            11,609        817,685             7,095
     Shares Redeemed                                (1,929,210)          (15,658)   (11,621,477)         (105,958)
                                                  ------------   ---------------   ------------   ---------------
     Net Increase (Decrease)                         2,321,159   $        18,134     (5,433,541)  $       (49,140)
                                                  ============   ===============   ============   ===============

                                                          MARCH 1, 2004
                                                        (COMMENCEMENT OF
                                                           OFFERING OF
                                                     N CLASS SHARES) THROUGH
     TCW GALILEO EMERGING MARKETS INCOME FUND            APRIL 30, 2004
     N CLASS                                                (UNAUDITED)
                                                  -----------------------------
                                                                    AMOUNT
                                                    SHARES      (IN THOUSANDS)
                                                  -----------   ---------------
     Shares Sold                                           13   $            --(1)
                                                  -----------   ---------------
     Net Increase                                          13   $            --(1)
                                                  ============  ===============

     (1)  AMOUNTS ROUND TO LESS THAN $1.

                                                         SIX MONTHS ENDED
     TCW GALILEO EUROPEAN GROWTH                          APRIL 30, 2004                     YEAR ENDED
       EQUITIES FUND                                        (UNAUDITED)                   OCTOBER 31, 2003
     I CLASS                                      ------------------------------   ------------------------------
                                                                     AMOUNT                           AMOUNT
                                                     SHARES      (IN THOUSANDS)       SHARES      (IN THOUSANDS)
                                                  ------------   ---------------   ------------   ---------------
     Shares Sold                                         2,237   $            20        912,526   $         5,871
     Shares Issued in Exchange of N
       class shares                                         --                --         15,227               100
     Shares Issued upon Reinvestment
       of Dividends                                      1,631                15             --                --
     Shares Redeemed                                    (1,928)              (16)    (1,099,996)           (7,110)
                                                  ------------   ---------------   ------------   ---------------
     Net Increase (Decrease)                             1,940   $            19       (172,243)  $        (1,139)
                                                  ============   ===============   ============   ===============

                                                         SIX MONTHS ENDED
     TCW GALILEO SELECT INTERNATIONAL                     APRIL 30, 2004                     YEAR ENDED
       GROWTH EQUITIES FUND                                 (UNAUDITED)                   OCTOBER 31, 2003
     I CLASS                                      ------------------------------   ------------------------------
                                                                     AMOUNT                           AMOUNT
                                                     SHARES      (IN THOUSANDS)       SHARES      (IN THOUSANDS)
                                                  ------------   ---------------   ------------   ---------------
     Shares Sold                                       175,292   $         1,656      1,013,996   $         7,072
     Shares Redeemed                                (1,939,116)          (17,286)    (3,399,104)          (21,341)
                                                  ------------   ---------------   ------------   ---------------
     Net (Decrease)                                 (1,763,824)  $       (15,630)    (2,385,108)  $       (14,269)
                                                  ============   ===============   ============   ===============

                                                                                          FEBRUARY 1, 2003
                                                                                          (COMMENCEMENT OF
                                                         SIX MONTHS ENDED                   OFFERING OF
     TCW GALILEO SELECT INTERNATIONAL                     APRIL 30, 2004               N CLASS SHARES) THROUGH
       GROWTH EQUITIES FUND                                 (UNAUDITED)                   OCTOBER 31, 2003
     N CLASS                                      ------------------------------   ------------------------------
                                                                     AMOUNT                           AMOUNT
                                                     SHARES      (IN THOUSANDS)       SHARES      (IN THOUSANDS)
                                                  ------------   ---------------   ------------   ---------------
     Shares Sold                                            --   $            --             15   $            --(1)
                                                  ------------   ---------------   ------------   ---------------
     Net Increase                                           --   $            --             15   $            --(1)
                                                  ============   ===============   ============   ===============

     (1)  AMOUNTS ROUND TO LESS THAN $1.

                                                                                         NOVEMBER 1, 2002
                                                                                         (COMMENCEMENT OF
                                                         SIX MONTHS ENDED                   OFFERING OF
     TCW GALILEO SELECT INTERNATIONAL                     APRIL 30, 2004              K CLASS SHARES) THROUGH
       GROWTH EQUITIES FUND                                 (UNAUDITED)                  OCTOBER 31, 2003
     K CLASS                                      ------------------------------   ------------------------------
                                                                     AMOUNT                           AMOUNT
                                                     SHARES      (IN THOUSANDS)       SHARES      (IN THOUSANDS)
                                                  ------------   ---------------   ------------   ---------------
     Shares Sold                                            --   $            --             14   $            --(1)
                                                  ------------   ---------------   ------------   ---------------
     Net Increase                                           --   $            --             14   $            --(1)
                                                  ============   ===============   ============   ===============

     (1)  AMOUNTS ROUND TO LESS THAN $1.

     NOTE 9 -- RESTRICTED SECURITIES

     The Funds are permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. There are no restricted securities (excluding 144A issues) at April 30, 2004.

     NOTE 10 -- FORWARD FOREIGN CURRENCY CONTRACTS

     The fund listed below invested in forward foreign currency contracts during the six months ended April 30, 2004. The contracts are used for the purpose of hedging against foreign exchange risk arising from the fund's investment in foreign securities. These contracts are "marked-to-market" at the valuation date at the applicable translation rates and any resulting unrealized gains or losses are recorded in the fund's financial statements. The fund records realized gains or losses at the time the forward contract is closed. A forward contract is extinguished through a sale or the expiration of the contract. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of the foreign currency relative to the U.S. dollar. The following forward foreign currency contracts were outstanding at April 30, 2004:

     TCW GALILEO EMERGING MARKETS INCOME FUND:

                                                                            UNREALIZED
                                                                           APPRECIATION
     EXPIRATION                                             IN EXCHANGE   (DEPRECIATION)
        DATE      CONTRACTS TO BUY OR SELL                   FOR U.S. $    ON CONTRACTS
     ----------   --------------------------------------   ------------   --------------
     06/09/2004   Buy Chinese Renminbi Yuan 15,558,150     $  1,900,000   $      (18,671)
     05/28/2004   Buy Philippine Peso 17,025,000                292,275           10,477
     08/04/2004   Buy Philippine Peso 5,970,000                 101,015            3,860
     08/06/2004   Buy Philippine Peso 42,455,000                718,359           27,177
     09/20/2004   Buy Philippine Peso 109,512,500             1,854,150           53,432
     05/03/2004   Buy South African Rand 11,498,400           1,672,514          (19,555)
     06/28/2004   Buy South African Rand 6,986,525              998,004           (4,573)
     07/14/2004   Buy South African Rand 3,000,000              414,622           10,608
     06/09/2004   Sell Chinese Renminbi Yuan 15,558,150       1,924,989           43,661
     05/18/2004   Sell Euro 476,666                             607,659           36,473
     05/28/2004   Sell Euro 1,039,053                         1,295,699           50,947
     06/07/2004   Sell Euro 286,344                             348,481            5,543
     07/20/2004   Sell Euro 397,772                             472,951           (2,920)
     05/28/2004   Sell Philippine Peso 17,025,000               300,000           (2,752)

                                                                            UNREALIZED
                                                                           APPRECIATION
     EXPIRATION                                             IN EXCHANGE   (DEPRECIATION)
        DATE      CONTRACTS TO BUY OR SELL                   FOR U.S. $    ON CONTRACTS
     ----------   --------------------------------------   ------------   --------------
     08/04/2004   Sell Philippine Peso 5,970,000           $    100,590   $       (4,285)
     08/06/2004   Sell Philippine Peso 42,455,000               700,000          (45,536)
     09/20/2004   Sell Philippine Peso 109,512,500            1,830,801          (76,782)
     05/03/2004   Sell South African Rand 11,498,400          1,600,000          (52,960)
     06/28/2004   Sell South African Rand 11,284,925          1,437,436         (167,194)
     07/14/2004   Sell South African Rand 6,101,550             745,000         (119,854)
     08/11/2004   Sell South African Rand 4,716,000             600,000          (64,835)
                                                                          --------------
                  Total Unrealized Depreciation                           $     (337,739)
                                                                          ==============

TCW Galileo Asia Pacific Equities Fund

Financial Highlights -- I Class

                                                    SIX MONTHS
                                                       ENDED                     YEAR ENDED OCTOBER 31,
                                                  APRIL 30, 2004   --------------------------------------------------------------
                                                    (UNAUDITED)       2003        2002         2001          2000         1999
---------------------------------------------------------------------------------------------------------------------------------
Net Asset Value per Share, Beginning of Period      $     8.92     $     6.61  $     6.20   $     8.16    $     8.37   $     5.09
                                                    ----------     ----------  ----------   ----------    ----------   ----------

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss) (5)                            --(4)        0.02       (0.03)          --(4)      (0.06)       (0.02)
Net Realized and Unrealized Gain (Loss)
  on Investments                                          0.24           2.29        0.44        (1.69)        (0.15)        3.30
                                                    ----------     ----------  ----------   ----------    ----------   ----------
Total from Investment Operations                          0.24           2.31        0.41        (1.69)        (0.21)        3.28
                                                    ----------     ----------  ----------   ----------    ----------   ----------

LESS DISTRIBUTIONS:
Distributions from Net Investment Income                 (0.03)            --          --           --            --           --
Distributions from Net Realized Gain                        --             --          --        (0.27)           --           --
                                                    ----------     ----------  ----------   ----------    ----------   ----------
Total Distributions                                      (0.03)            --          --        (0.27)           --           --
                                                    ----------     ----------  ----------   ----------    ----------   ----------
Net Asset Value per Share, End of Period            $     9.13     $     8.92  $     6.61   $     6.20    $     8.16   $     8.37
                                                    ==========     ==========  ==========   ==========    ==========   ==========
Total Return                                              2.73%(3)      34.95%       6.61%      (21.33)%       (2.51)%      64.44%

RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in thousands)            $   11,686     $   12,132  $    8,777   $    7,996    $   12,858   $   22,070
Ratio of Expenses to Average Net Assets (2)               2.15%(1)       2.21%       2.13%        2.17%         1.80%        2.03%
Ratio of Net Investment Income (Loss) to
  Average Net Assets                                      0.05%(1)       0.32%      (0.40)%       0.01%        (0.56)%      (0.34)%
Portfolio Turnover Rate                                  59.18%(3)     137.49%      88.24%       45.49%        79.17%      119.72%

(1)  ANNUALIZED.
(2) THE INVESTMENT ADVISOR PAID THE OPERATING EXPENSES OF THE FUND, TO THE EXTENT NECESSARY TO LIMIT THE ANNUAL OPERATING EXPENSES OF THE FUND TO AN AMOUNT NOT TO EXCEED THE TRAILING MONTHLY EXPENSE RATIO FOR COMPARABLE FUNDS AS REPORTED BY LIPPER, INC. THE EXPENSE LIMITATION IS VOLUNTARY AND IS TERMINABLE ON SIX MONTHS NOTICE. HAD SUCH ACTION NOT BEEN TAKEN, TOTAL OPERATING EXPENSES, AS A PERCENTAGE OF AVERAGE NET ASSETS, WOULD HAVE BEEN 2.20% FOR THE SIX MONTHS ENDED APRIL, 30, 2003 AND 2.48%, 2.18%, 2.42%,
     1.94%, AND 2.05% FOR THE YEARS ENDED OCTOBER 31, 2003, 2002, 2001, 2000,
     AND 1999, RESPECTIVELY.
(3) FOR THE SIX MONTHS ENDED APRIL 30, 2004 AND NOT INDICATIVE OF A FULL YEAR'S OPERATING RESULTS.
(4)  AMOUNTS ROUND TO LESS THAN $0.01.
(5)  COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

TCW Galileo Emerging Markets Equities Fund

Financial Highlights -- I Class

                                                   SIX MONTHS
                                                      ENDED                     YEAR ENDED OCTOBER 31,
                                                 APRIL 30, 2004   -------------------------------------------------------------
                                                   (UNAUDITED)       2003        2002         2001         2000         1999
-------------------------------------------------------------------------------------------------------------------------------
Net Asset Value per Share, Beginning of Period     $     8.95     $     6.42  $     6.24   $     7.61   $     7.87   $     5.57
                                                   ----------     ----------  ----------   ----------   ----------   ----------

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss) (4)                         0.08           0.06        0.08         0.07         0.01        (0.02)
Net Realized and Unrealized Gain (Loss)
  on Investments                                         0.70           2.56        0.18        (1.44)       (0.27)        2.32
                                                   ----------     ----------  ----------   ----------   ----------   ----------
Total from Investment Operations                         0.78           2.62        0.26        (1.37)       (0.26)        2.30
                                                   ----------     ----------  ----------   ----------   ----------   ----------

LESS DISTRIBUTIONS:
Distributions from Net Investment Income                (0.08)         (0.09)      (0.08)          --           --           --
                                                   ----------     ----------  ----------   ----------   ----------   ----------
Net Asset Value per Share, End of Period           $     9.65     $     8.95  $     6.42   $     6.24   $     7.61   $     7.87
                                                   ==========     ==========  ==========   ==========   ==========   ==========
Total Return                                             8.71%(3)      41.32%       4.14%      (18.00)%      (3.30)%      41.29%

RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in thousands)           $   20,149     $   19,367  $   24,504   $   27,981   $   35,406   $   26,591
Ratio of Expenses to Average Net Assets                  1.75%(1)       1.85%       1.64%        1.65%        1.47%        2.02%(2)
Ratio of Net Investment Income (Loss) to
  Average Net Assets                                     1.54%(1)       0.90%       1.16%        1.03%        0.08%       (0.24)%
Portfolio Turnover Rate                                 53.85%(3)      47.98%      17.34%       43.10%       84.76%      152.93%

(1)  ANNUALIZED.
(2) THE INVESTMENT ADVISOR PAID THE OPERATING EXPENSES OF THE FUND, TO THE EXTENT NECESSARY TO LIMIT THE ANNUAL OPERATING EXPENSES OF THE FUND TO AN AMOUNT NOT TO EXCEED THE TRAILING MONTHLY EXPENSE RATIO FOR COMPARABLE FUNDS AS REPORTED BY LIPPER, INC. THE EXPENSE LIMITATION IS VOLUNTARY AND IS TERMINABLE ON SIX MONTHS NOTICE. HAD SUCH ACTION NOT BEEN TAKEN, TOTAL OPERATING EXPENSES, AS A PERCENTAGE OF AVERAGE NET ASSETS, WOULD HAVE BEEN 2.50% FOR THE YEAR ENDED OCTOBER 31, 1999.
(3) FOR THE SIX MONTHS ENDED APRIL 30, 2004 AND NOT INDICATIVE OF A FULL YEAR'S OPERATING RESULTS.
(4)  COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

TCW Galileo Emerging Markets Income Fund

Financial Highlights -- I Class

                                                    SIX MONTHS
                                                       ENDED                     YEAR ENDED OCTOBER 31,
                                                  APRIL 30, 2004   -------------------------------------------------------------
                                                    (UNAUDITED)       2003       2002 (2)      2001         2000         1999
--------------------------------------------------------------------------------------------------------------------------------
Net Asset Value per Share, Beginning of Period      $     9.60     $     7.93  $     8.21   $     8.15   $     7.84   $     6.58
                                                    ----------     ----------  ----------   ----------   ----------   ----------

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income (4)                                 0.39           0.79        0.76         0.78         0.85         0.84
Net Realized and Unrealized Gain (Loss)
  on Investments                                         (0.09)          1.73        0.25         0.13         0.30         1.25
                                                    ----------     ----------  ----------   ----------   ----------   ----------
Total from Investment Operations                          0.30           2.52        1.01         0.91         1.15         2.09
                                                    ----------     ----------  ----------   ----------   ----------   ----------

LESS DISTRIBUTIONS:
Distributions from Net Investment Income                 (0.25)         (0.71)      (0.71)       (0.78)       (0.84)       (0.83)
Distributions from Net Realized Gain                     (2.12)         (0.14)      (0.58)       (0.07)          --           --
                                                    ----------     ----------  ----------   ----------   ----------   ----------
Total Distributions                                      (2.37)         (0.85)      (1.29)       (0.85)       (0.84)       (0.83)
                                                    ----------     ----------  ----------   ----------   ----------   ----------
Net Asset Value per Share, End of Period            $     7.53     $     9.60  $     7.93   $     8.21   $     8.15   $     7.84
                                                    ==========     ==========  ==========   ==========   ==========   ==========
Total Return                                              2.82%(3)      33.06%      12.96%       11.77%       15.12%       33.31%

RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in thousands)            $   54,188     $   46,794  $   81,758   $   21,374   $  110,961   $   81,113
Ratio of Expenses to Average Net Assets                   1.12%(1)       1.07%       1.10%        1.08%        0.99%        1.01%
Ratio of Net Investment Income to Average
  Net Assets                                              9.53%(1)       8.76%       9.52%        9.50%       10.22%       11.37%
Portfolio Turnover Rate                                  42.74%(3)     115.50%      73.13%       58.46%      109.20%      113.00%

(1)  ANNUALIZED.
(2) THE FUND HAS ADOPTED THE PROVISIONS OF THE AICPA AUDIT AND ACCOUNTING GUIDE FOR INVESTMENT COMPANIES AND BEGAN AMORTIZING PREMIUM AND DISCOUNT ON DEBT SECURITIES. THE EFFECT OF THIS CHANGE FOR THE YEAR ENDED OCTOBER 31, 2002 WAS TO INCREASE NET INVESTMENT INCOME PER SHARE BY $0.107, DECREASE NET REALIZED GAINS AND LOSSES PER SHARE BY $0.107 AND INCREASE THE RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS FROM 8.18% TO 9.52%. PER SHARES AND RATIOS/SUPPLEMENTAL DATA FOR PERIODS PRIOR TO NOVEMBER 1, 2001 HAVE NOT BEEN RESTATED TO REFLECT THIS CHANGE IN PRESENTATION.
(3) FOR THE SIX MONTHS ENDED APRIL 30, 2004 AND NOT INDICATIVE OF A FULL YEAR'S OPERATING RESULTS.
(4)  COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

Financial Highlights -- N Class

                                                                   MARCH 1, 2004
                                                                  (COMMENCEMENT OF
                                                                     OFFERING OF
                                                                   N CLASS SHARES)
                                                                      THROUGH
                                                                   APRIL 30, 2004
                                                                     (UNAUDITED)
----------------------------------------------------------------------------------
Net Asset Value per Share, Beginning of Period                       $      7.72
                                                                     -----------

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income (4)                                                   0.09
Net Realized and Unrealized (Loss) on Investments                          (0.20)
                                                                     -----------
Total from Investment Operations                                           (0.11)
                                                                     -----------
Net Asset Value per Share, End of Period                             $      7.61
                                                                     ===========
Total Return                                                               (1.43)%(1)

RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in thousands)                             $        --(3)
Ratio of Expenses to Average Net Assets                                     1.50%(2)
Ratio of Net Investment Income to Average Net Assets                        6.86%(2)
Portfolio Turnover Rate                                                    42.74%(1)

(1) FOR THE PERIOD MARCH 1, 2004 (COMMENCEMENT OF OFFERING OF N CLASS SHARES) THROUGH APRIL 30, 2004 AND NOT INDICATIVE OF A FULL YEAR'S OPERATING RESULTS.
(2)  ANNUALIZED.
(3)  AMOUNT ROUNDS TO LESS THAN $1 (IN THOUSANDS).
(4)  COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

TCW Galileo European Growth Equities Fund

Financial Highlights -- I Class

                                                 SIX MONTHS
                                                    ENDED                               YEAR ENDED OCTOBER 31,
                                               APRIL 30, 2004      ----------------------------------------------------------------
                                                 (UNAUDITED)          2003          2002          2001         2000       1999
-----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value per Share, Beginning of Period   $     8.22        $     6.64    $     8.71    $    13.94   $    13.11   $    11.70
                                                 ----------        ----------    ----------    ----------   ----------   ----------

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss) (5)                         --(4)           0.02         (0.01)           --(4)     (0.01)        0.07
Net Realized and Unrealized Gain (Loss)
  on Investments                                       0.84              1.56         (1.95)        (4.27)        1.44         1.65
                                                 ----------        ----------    ----------    ----------   ----------   ----------
Total from Investment Operations                       0.84              1.58         (1.96)        (4.27)        1.43         1.72
                                                 ----------        ----------    ----------    ----------   ----------   ----------

LESS DISTRIBUTIONS:
Distributions from Net Investment Income              (0.02)               --         (0.11)           --        (0.05)       (0.03)
Distributions from Net Realized Gain                     --                --            --         (0.96)       (0.55)       (0.28)
                                                 ----------        ----------    ----------    ----------   ----------   ----------
Total Distributions                                   (0.02)               --         (0.11)        (0.96)       (0.60)       (0.31)
                                                 ----------        ----------    ----------    ----------   ----------   ----------
Net Asset Value per Share, End of Period         $     9.04        $     8.22    $     6.64    $     8.71   $    13.94   $    13.11
                                                 ==========        ==========    ==========    ==========   ==========   ==========
Total Return                                          10.16%(3)         23.80%       (22.86)%      (32.79)%      10.82%       15.16%

RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in thousands)         $    8,761        $    7,951    $    7,570    $   18,502   $   65,054   $   95,489
Ratio of Expenses to Average Net Assets                1.84%(1)(2)       1.86%(2)      1.82%(2)      1.32%        1.12%        1.01%
Ratio of Net Investment Income (Loss) to
  Average Net Assets                                  (0.03)%(1)         0.33%        (0.13)%        0.01%       (0.09)%       0.58%
Portfolio Turnover Rate                               46.71%(3)        112.92%        58.98%        97.47%       96.40%       95.21%

(1)  ANNUALIZED.
(2) THE INVESTMENT ADVISOR PAID THE OPERATING EXPENSES OF THE FUND, TO THE EXTENT NECESSARY TO LIMIT THE ANNUAL OPERATING EXPENSES OF THE FUND TO AN AMOUNT NOT TO EXCEED THE TRAILING MONTHLY EXPENSE RATIO FOR COMPARABLE FUNDS AS REPEATED BY LIPPER, INC. THE EXPENSE LIMITATION IS VOLUNTARY AND IS TERMINABLE ON SIX MONTHS NOTICE. HAD SUCH ACTION NOT BEEN TAKEN, TOTAL ANNUALIZED OPERATING EXPENSES, AS A PERCENTAGE OF AVERAGE NET ASSETS, WOULD HAVE BEEN 2.39% FOR THE SIX MONTHS ENDED APRIL 30, 2004 AND 2.87% AND 1.84% FOR THE YEARS ENDED OCTOBER 31, 2003 AND 2002, RESPECTIVELY.
(3) FOR THE SIX MONTHS ENDED APRIL 30, 2004, AND NOT INDICATIVE OF A FULL YEAR'S OPERATING RESULTS.
(4)  AMOUNTS ROUND TO LESS THAN $0.01.
(5)  COMPUTED USING AVERAGE SHARES OUSTANDING THROUGHOUT THE PERIOD.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

TCW Galileo Select International Growth Equities Fund

Financial Highlights -- I Class


                                                SIX MONTHS
                                                   ENDED                               YEAR ENDED OCTOBER 31,
                                              APRIL 30, 2004     -----------------------------------------------------------------
                                                (UNAUDITED)         2003          2002          2001          2000       1999
----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value per Share, Beginning of Period  $     8.65       $     6.92    $     8.32    $    14.25    $    13.67   $    10.75
                                                ----------       ----------    ----------    ----------    ----------   ----------

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income (5)                             0.05               --(4)       0.01          0.79          1.93         0.21
Net Realized and Unrealized Gain (Loss)
  on Investments                                      0.94             1.73         (1.41)        (5.07)        (0.80)        2.73
                                                ----------       ----------    ----------    ----------    ----------   ----------
Total from Investment Operations                      0.99             1.73         (1.40)        (4.28)         1.13         2.94
                                                ----------       ----------    ----------    ----------    ----------   ----------

LESS DISTRIBUTIONS:
Distributions from Net Investment Income                --               --            --         (1.65)           --        (0.02)
Distributions from Net Realized Gain                    --               --            --            --         (0.55)          --
                                                ----------       ----------    ----------    ----------    ----------   ----------
Total Distributions                                     --               --            --         (1.65)        (0.55)       (0.02)
                                                ----------       ----------    ----------    ----------    ----------   ----------
Net Asset Value per Share, End of Period        $     9.64       $     8.65    $     6.92    $     8.32    $    14.25   $    13.67
                                                ==========       ==========    ==========    ==========    ==========   ==========
Total Return                                         11.44%(3)        25.00%       (16.83)%      (33.69)%        8.07%       27.39%

RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in thousands)        $   11,088       $   25,206    $   36,661    $   43,230    $   46,909   $  112,336
Ratio of Expenses to Average Net Assets               1.74%(1)(2)      1.58%         1.17%         0.90%(2)      0.25%        0.18%
Ratio of Net Investment Income to Average
  Net Assets                                          1.09%(1)         0.02%         0.16%         7.45%        12.28%        1.70%
Portfolio Turnover Rate                              40.09%(3)        92.92%       123.93%       193.27%        36.08%       27.78%

(1)  ANNUALIZED.
(2) THE INVESTMENT ADVISOR PAID THE OPERATING EXPENSES OF THE FUND, TO THE EXTENT NECESSARY TO LIMIT THE ANNUAL OPERATING EXPENSES OF THE FUND TO AN AMOUNT NOT TO EXCEED THE TRAILING MONTHLY EXPENSE RATIO FOR COMPARABLE FUNDS AS REPEATED BY LIPPER, INC. THE EXPENSE LIMITATION IS VOLUNTARY AND IS TERMINABLE ON SIX MONTHS NOTICE. HAD SUCH ACTION NOT BEEN TAKEN, TOTAL OPERATING EXPENSES, AS A PERCENTAGE OF AVERAGE NET ASSETS, WOULD HAVE BEEN 2.28% FOR THE SIX MONTHS ENDED APRIL 30, 2004 AND 1.14% FOR THE THE YEAR ENDED OCTOBER 31, 2001.
(3) FOR THE SIX MONTHS ENDED APRIL 30, 2004 AND NOT INDICATIVE OF A FULL YEAR'S OPERATING RESULTS.
(4)  AMOUNT ROUNDS TO LESS THAN $0.01.
(5)  COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

Financial Highlights -- N Class

                                                                                         FEBRUARY 1, 2003
                                                                                         (COMMENCEMENT OF
                                                                        SIX MONTHS          OFFERING OF
                                                                          ENDED           N CLASS SHARES)
                                                                      APRIL 30, 2004         THROUGH
                                                                        (UNAUDITED)      OCTOBER 31, 2003
-----------------------------------------------------------------------------------------------------------
Net Asset Value per Share, Beginning of Period                          $     8.65          $     6.56
                                                                        ----------          ----------

INCOME FROM INVESTMENT OPERATIONS:
Net Investment Income (6)                                                     0.39                0.02
Net Realized and Unrealized Gain on Investments                               0.60                2.07
                                                                        ----------          ----------
Total from Investment Operations                                              0.99                2.09
                                                                        ----------          ----------
Net Asset Value per Share, End of Period                                $     9.64          $     8.65
                                                                        ==========          ==========
Total Return                                                                 11.44%(4)           31.86%(1)

RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in thousands) (5)                            $       --          $       --
Ratio of Expenses to Average Net Assets (3)                                   1.75%(2)            1.74%(2)
Ratio of Net Investment Income to Average Net Assets                          8.29%(2)            0.43%(2)
Portfolio Turnover Rate                                                      40.09%(4)           92.92%(1)

(1) FOR THE PERIOD FEBRUARY 1, 2003 (COMMENCEMENT OF OFFERING OF N CLASS SHARES) THROUGH OCTOBER 31, 2003 AND NOT INDICATIVE OF A FULL YEAR'S OPERATING RESULTS.
(2)  ANNUALIZED.
(3) THE INVESTMENT ADVISOR PAID THE OPERATING EXPENSES OF THE FUND, TO THE EXTENT NECESSARY TO LIMIT ANNUAL OPERATING EXPENSES OF THE FUND TO AN AMOUNT NOT TO EXCEED THE TRAILING MONTHLY EXPENSE RATIO FOR COMPARABLE FUNDS AS REPORTED BY LIPPER, INC. THE EXPENSE LIMITATION IS VOLUNTARY AND IS TERMINABLE ON SIX MONTHS NOTICE. HAD SUCH ACTION NOT BEEN TAKEN, TOTAL OPERATING EXPENSES, AS A PERCENTAGE OF AVERAGE NET ASSETS, WOULD HAVE BEEN 1,374.36% FOR THE SIX MONTHS ENDED APRIL 30, 2004 AND 7,514.10% FOR THE PERIOD FEBRUARY 1, 2003 (COMMENCEMENT OF OFFERING OF N CLASS SHARES) THROUGH OCTOBER 31, 2003.
(4) FOR THE SIX MONTHS ENDED APRIL 30, 2004 AND NOT INDICATIVE OF A FULL YEAR'S OPERATING RESULTS.
(5)  AMOUNTS ROUND TO LESS THAN $1 (IN THOUSANDS).
(6)  COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

Financial Highlights -- K Class

                                                                                         NOVEMBER 1, 2002
                                                                                         (COMMENCEMENT OF
                                                                        SIX MONTHS          OFFERING OF
                                                                           ENDED          K CLASS SHARES)
                                                                      APRIL 30, 2004         THROUGH
                                                                        (UNAUDITED)      OCTOBER 31, 2003
---------------------------------------------------------------------------------------------------------
Net Asset Value per Share, Beginning of Period                          $     8.65          $     6.92
                                                                        ----------          ----------

INCOME FROM INVESTMENT OPERATIONS:
Net Investment Income (5)                                                     0.08                0.03
Net Realized and Unrealized Gain on Investments                               0.91                1.70
                                                                        ----------          ----------
Total from Investment Operations                                              0.99                1.73
                                                                        ----------          ----------
Net Asset Value per Share, End of Period                                $     9.64          $     8.65
                                                                        ==========          ==========
Total Return                                                                 11.44%(3)           25.00%

RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in thousands) (4)                            $       --          $       --
Ratio of Expenses to Average Net Assets (2)                                   1.75%(1)            1.74%
Ratio of Net Investment Income to Average Net Assets                          1.67%(1)            0.35%
Portfolio Turnover Rate                                                      40.09%(3)           92.92%

(1)  ANNUALIZED.
(2) THE INVESTMENT ADVISOR PAID THE OPERATING EXPENSES OF THE FUND, TO THE EXTENT NECESSARY TO LIMIT ANNUAL OPERATING EXPENSES OF THE FUND TO AN AMOUNT NOT TO EXCEED THE TRAILING MONTHLY EXPENSE RATIO FOR COMPARABLE FUNDS AS REPORTED BY LIPPER, INC. THE EXPENSE LIMITATION IS VOLUNTARY AND IS TERMINABLE ON SIX MONTHS NOTICE. HAD SUCH ACTION NOT BEEN TAKEN, TOTAL OPERATING EXPENSES, AS A PERCENTAGE OF AVERAGE NET ASSETS, WOULD HAVE BEEN 23,876.92% FOR THE SIX MONTHS ENDED APRIL 30, 2004 AND 2.23% FOR THE PERIOD NOVEMBER 1, 2002 (COMMENCEMENT OF OFFERING OF K CLASS SHARES) THROUGH OCTOBER 31, 2003.
(3) FOR THE SIX MONTHS ENDED APRIL 30, 2004 AND NOT INDICATIVE OF A FULL YEAR'S OPERATING RESULTS.
(4)  AMOUNTS ROUND TO LESS THAN $1 (IN THOUSANDS).
(5)  COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

TCW Galileo Funds, Inc.

Proxy Voting Guidelines

     The policies and procedures that the Company uses to determine how to vote proxies are available without charge. The Board of Directors of the Company has delegated the Company's proxy voting authority to the Advisor.

     DISCLOSURE OF PROXY VOTING GUIDELINES

     The proxy voting guidelines of the Advisor are available:

     1.   By calling 800-FUND-TCW (877-829-4768) to obtain a hard copy; or

     2.   By going to the SEC website at http://www.sec.gov.

     When the Company receives a request for a description of the Advisor's proxy voting guidelines, it will deliver the description that is disclosed in the Company's Statement of Additional Information. This information will be sent out via first class mail (or other means designed to ensure equally prompt delivery) within three business days of receiving the request.

     The Advisor, on behalf of the Company, shall prepare and file Form N-PX with the SEC not later than August 31 of each year, which shall include the Company's proxy voting record for the most recent twelve-month period ended June 30 of that year. The Company's proxy voting record for the most recent twelve-month period ended June 30 is available:

     1.   By calling 800-FUND-TCW (800-386-3829) to obtain a hard copy; or

     2.   By going to the SEC website at http://www.sec.gov.

     When the Company receives a request for the Company's proxy voting record, it will send the information disclosed in the Company's most recently filed report on Form N-PX via first class mail (or other means designed to ensure equally prompt delivery) within three business days of receiving the request.

     The Company also discloses its proxy voting record on its website as soon as is reasonably practicable after its report on Form N-PX is filed with the SEC.

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

SHAREHOLDER INFORMATION

DIRECTORS AND OFFICERS

MARC I. STERN
DIRECTOR AND CHAIRMAN OF THE BOARD

CHARLES A. PARKER
DIRECTOR

SAMUEL P. BELL
DIRECTOR

RICHARD W. CALL
DIRECTOR

MATTHEW K. FONG
DIRECTOR

JOHN A. GAVIN
DIRECTOR

PATRICK C. HADEN
DIRECTOR

THOMAS E. LARKIN, JR.
DIRECTOR AND VICE CHAIRMAN

ALVIN R. ALBE, JR.
PRESIDENT AND CHIEF EXECUTIVE OFFICER

CHARLES W. BALDISWIELER
SENIOR VICE PRESIDENT

MICHAEL E. CAHILL
SENIOR VICE PRESIDENT,
GENERAL COUNSEL AND ASSISTANT SECRETARY

DENNIS J. MCCARTHY
SENIOR VICE PRESIDENT

RON R. REDELL
SENIOR VICE PRESIDENT

PHILIP K. HOLL
SECRETARY AND ASSOCIATE GENERAL COUNSEL

HILARY G.D. LORD
SENIOR VICE PRESIDENT AND ASSISTANT SECRETARY

DAVID S. DEVITO
TREASURER, CHIEF FINANCIAL OFFICER
AND PRINCIPAL ACCOUNTING OFFICER

GEORGE WINN
ASSISTANT TREASURER

INVESTMENT ADVISOR

TCW  INVESTMENT MANAGEMENT COMPANY
865 SOUTH FIGUEROA STREET
LOS ANGELES, CALIFORNIA 90017
(800) FUND-TCW

TRANSFER AGENT

PFPC INC.
760 MOORE ROAD
KING OF PRUSSIA, PENNSYLVANIA 19406

INDEPENDENT AUDITORS

DELOITTE &  TOUCHE, LLP
350 SOUTH GRAND AVENUE
LOS ANGELES, CALIFORNIA 90071

CUSTODIAN & ADMINISTRATOR

INVESTORS BANK & TRUST COMPANY
200 CLARENDON STREET
BOSTON, MASSACHUSETTS 02116

DISTRIBUTOR

TCW  BROKERAGE SERVICES
865 SOUTH FIGUEROA STREET
LOS ANGELES, CALIFORNIA 90017

GALsarINT0404

ITEM 2.   CODE OF ETHICS. Not applicable.

ITEM 3.   AUDIT COMMITTEE FINANCIAL EXPERT. Not applicable.

ITEM 4.   PRINCIPAL ACCOUNTANT FEES AND SERVICES. Not applicable.

ITEM 5.   AUDIT COMMITTEE OF LISTED REGISTRANTS. Not applicable.

ITEM 6.   SCHEDULE OF INVESTMENTS. Not applicable

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES. Not applicable.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASES. Not applicable.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS. The registrant has adopted procedures by which shareholders may recommend nominees to registrant's Board of Directors. The procedures are included in the Directors Nominating and Qualifications Charter which is filed as an exhibit to this Form N-CSR.

ITEM 10.  CONTROLS AND PROCEDURES.

          (a) The Chief Executive Officer and Chief Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-2(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the registrant is made known to them by the appropriate persons as of a date within 90 days of the filing date of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1990 and 15d-15(b) under the Exchange Act.

          (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11.  EXHIBITS.

          (a)   EX-99.CHARTER - Directors Nominating and Qualifications Charter

          (b) EX-99.CERT - Section 302 Certifications (filed herewith). EX-99.906CERT - Section 906 Certification (filed herewith).

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                  TCW Galileo Funds, Inc.

By (Signature and Title)

                                     /s/ Alvin R. Albe, Jr.
                              -----------------------------
                              Alvin R. Albe, Jr.
                              Chief Executive Officer

Date                          July 1, 2004


     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)
                                     /s/ Alvin R. Albe, Jr.
                              -----------------------------
                              Alvin R. Albe, Jr.
                              Chief Executive Officer

Date                          July 1, 2004

By (Signature and Title)
                                        /s/ David S. DeVito
                              -----------------------------
                              David S. DeVito
                              Chief Financial Officer

Date                          July 1, 2004